N-2 - USD ($)		Jul. 29, 2026	Jun. 30, 2026
Cover [Abstract]
Entity Central Index Key		0001918642
Amendment Flag		true
Amendment Description		EXPLANATORY NOTEPursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to (i) the Registration Statement File No. 333-293783, dated February 26, 2026, previously filed by StepStone Private Venture and Growth Fund (the “Registrant”) on Form N-2 (the “Prior Registration Statement”) and (ii) the registration by the Registrant of additional securities as set forth in this registration statement (the “Registration Statement”). This Registration Statement also constitutes a Post-Effective Amendment to the Prior Registration Statement, and such Post-Effective Amendment shall become effective concurrently with the effectiveness of this Registration Statement. Pursuant to the Prior Registration Statement, a total of $10,000,000,000 shares of beneficial interest were previously registered. This Registration Statement has registered an additional $10,000,000,000 of shares of beneficial interest, resulting in a total of $20,000,000,000 in registered shares of beneficial interest.
Entity Inv Company Type		N-2
Document Type		N-2
Document Registration Statement		true
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		12
Entity Registrant Name		StepStone Private Venture and Growth Fund
Entity Address, Address Line One		128 S Tryon St
Entity Address, Address Line Two		Suite 1600
Entity Address, City or Town		Charlotte
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28202
City Area Code		704
Local Phone Number		215-4300
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		true
Effective on Set Date, 486(b)		false
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class S	Class D	Class I
SHAREHOLDER FEES
Maximum sales load (percentage of purchase amount)(1)	3.50%	1.50%	None
Maximum early repurchase fee(2)	2.00%	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES (as a percentage of the Fund's net assets)
Management Fee(3)	1.50%	1.50%	1.50%
Incentive Fee(4)	2.27%	2.27%	2.27%
Acquired Fund Fees and Expenses(5)	0.56%	0.56%	0.56%
Interest Payments on Borrowed Funds(6)	—%	—%	—%
Distribution and/or Shareholder Servicing Fees(7)	0.85%	0.25%	—%
Other Expenses(8), (9)	0.22%	0.22%	0.22%
Total Annual Fund Expenses	5.40%	4.80%	4.55%

(1)
Investors purchasing Class S and Class D Shares may be charged a sales load of up to 3.50%, and up to 1.50% of the investment amount, respectively. The table assumes the maximum sales load is charged. A Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Purchases of Shares—Purchase Terms” and “Plan of Distribution.”
(2)
A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares (on a “first in-first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders. See “Repurchases and Transfers of Shares.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Class S	Class D	Class I
SHAREHOLDER FEES
Maximum sales load (percentage of purchase amount)(1)	3.50%	1.50%	None
Maximum early repurchase fee(2)	2.00%	2.00%	2.00%
ANNUAL FUND OPERATING EXPENSES (as a percentage of the Fund's net assets)
Management Fee(3)	1.50%	1.50%	1.50%
Incentive Fee(4)	2.27%	2.27%	2.27%
Acquired Fund Fees and Expenses(5)	0.56%	0.56%	0.56%
Interest Payments on Borrowed Funds(6)	—%	—%	—%
Distribution and/or Shareholder Servicing Fees(7)	0.85%	0.25%	—%
Other Expenses(8), (9)	0.22%	0.22%	0.22%
Total Annual Fund Expenses	5.40%	4.80%	4.55%
(3)
The Fund pays the Adviser a Management Fee at an annual rate of 1.50% based on the Fund's NAV, accrued monthly in arrears, at the rate of 0.1250% per month of the value of the Fund's month-end net assets.
(4)
At the end of each calendar month, the Advisers are entitled to accrue an Incentive Fee in an amount equal to 15% of the excess, if any, of (i) the Net Profits of the Fund for the relevant month over (ii) the then balance, if any, of the Loss Recovery Account. The Incentive Fee is incorporated in the Fund’s monthly NAV and paid annually to the Advisers. The Incentive Fee presented in the table above is an estimate for the current fiscal year based on performance projections which may be subject to change. The actual amount of the Incentive Fee will depend on the Fund's investment performance and may differ materially from the estimate reflected above.
(5)
Shareholders indirectly bear a portion of the fees and expenses incurred by the Investment Funds in which the Fund invests. Some or all of these Investment Funds charge carried interests, incentive fees or allocations based on the investment performance (“Performance Fees”). Such Investment Funds generally charge management fees of 1.50% to 2.50% based on committed capital or net asset value, and approximately 15% - 25% of net profits as Performance Fees. The Acquired Fund Fees and Expenses disclosed above are based on the actual fees and expenses of the Investment Funds in which the Fund was invested for the period ended December 31, 2025, which may change substantially over time, and therefore, significantly affect "Acquired Fund Fees and Expenses". The 0.56% shown as Acquired Fund Fees and Expenses reflects operating expenses of the
Investment Funds (e.g., management, administration and professional fees and other fixed fees and expenses of the Investment Funds), excluding any Performance Fees.
(6)
Interest Payments on Borrowed Funds is based on the use of leverage in the form of bank borrowings equal to 0.00% of the Fund’s total net assets and the current annual interest rate on bank borrowings of 6.95%. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of bank borrowings and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes. See “Investment Program - Leverage.”
(7)
The Fund has adopted a distribution and shareholder services plan (the “Distribution and Shareholder Services Plan”) and pays the Distribution and Shareholder Servicing Fee under such plan. The maximum annual rates at which the Distribution and Shareholder Servicing Fees may be paid under the Distribution and Shareholder Services Plan (calculated as a percentage of the Fund’s average monthly net assets attributable to each of the Class S Shares and Class D Shares) is 0.85% for Class S Shares and 0.25% for Class D Shares, of which 0.25% is a shareholder servicing fee and the remaining portion, if any, is a distribution fee. Class I Shares are not subject to any distribution and/or shareholder servicing fee under the Distribution and Shareholder Services Plan. See “Plan of Distribution.”
(8)
Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest related credit facility fees (amortization of debt acquisition costs); and expenses relating to the offering and sale of Shares. Other Expenses are based on estimated amounts for the Fund's current fiscal year.
(9)
Includes amounts paid under an administration agreement (the “Administration Agreement”) between the Fund and StepStone Private Wealth as administrator (the “Administrator”). Under the Administration Agreement, the Fund pays SPW an administration fee (the “Administration Fee”) in an amount up to 0.12% on an annualized basis of the Fund’s net assets. From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (the “Sub-Administrator”) a sub-administration fee (the “Sub-Administration Fee”) in an amount up to 0.08% on an annualized basis of the Fund’s net assets, subject to a minimum annual fee. The Sub-Administration Fee is paid pursuant to a sub-administration agreement and a fund accounting agreement each between the Administrator and the Sub-Administrator. The Administration Fee and Sub-Administration Fee are calculated based on the Fund’s month-end net asset value and payable monthly in arrears.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

EXAMPLE:

Below is an example of the projected dollar amount of total expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in each class of Shares, assuming that: (1) the Fund’s annual operating expenses and offering expenses remain at the levels set forth in the table above, except to reduce annual expenses upon completion of organization and offering expenses; (2) the annual return before fees and expenses is 5.00%; (3) the net return after payment of fees and expenses is distributed to shareholders and reinvested at NAV; and (4) your financial intermediary does not directly charge you transaction or other fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares	1 Year	3 Years	5 Years	10 Years
Class S	$87	$190	$293	$546
Class D	$62	$157	$253	$493
Class I	$46	$137	$230	$465

If You Held Your Shares	1 Year	3 Years	5 Years	10 Years
Class S	$87	$190	$293	$546
Class D	$62	$157	$253	$493
Class I	$46	$137	$230	$465

Purpose of Fee Table , Note [Text Block]

The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in the Fund.

To invest in Class S Shares or Class D Shares of the Fund, a prospective investor must maintain or open a brokerage account with a financial institution where a selling agreement has been established (“Selling Agent”). Any costs associated with opening such an account are not reflected in the following table or the Examples below. Investors may pay other fees (such as placement fees, wrap account fees or brokerage commissions) to their Selling Agent that are not reflected in the table and examples below. Investors should contact their broker or other financial professional for more information about these costs associated with opening such an account.

Basis of Transaction Fees, Note [Text Block]		percentage of purchase amount
Other Expenses, Note [Text Block]
(8)
Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest related credit facility fees (amortization of debt acquisition costs); and expenses relating to the offering and sale of Shares. Other Expenses are based on estimated amounts for the Fund's current fiscal year.

Acquired Fund Fees and Expenses, Note [Text Block]	Some or all of these Investment Funds charge carried interests, incentive fees or allocations based on the investment performance (“Performance Fees”). Such Investment Funds generally charge management fees of 1.50% to 2.50% based on committed capital or net asset value, and approximately 15% - 25% of net profits as Performance Fees. The Acquired Fund Fees and Expenses disclosed above are based on the actual fees and expenses of the Investment Funds in which the Fund was invested for the period ended December 31, 2025, which may change substantially over time, and therefore, significantly affect "Acquired Fund Fees and Expenses". The 0.56% shown as Acquired Fund Fees and Expenses reflects operating expenses of the
Investment Funds (e.g., management, administration and professional fees and other fixed fees and expenses of the Investment Funds), excluding any Performance Fees.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

The Fund’s investment objective is to achieve long-term capital appreciation.

Distinctive Attributes

The Venture and Growth Team has developed an innovative approach to venture capital and growth equity investments, combining direct, secondary and fund investments under a single platform. The Advisers believe that each capability informs the other, enhancing relationships globally, and that an active approach to direct and secondary investment enables the capture of powerful proprietary data and the creation of strong alignment with both fund managers and company management teams. The Advisers believe that these synergies ultimately enable the Venture and Growth Team to focus on the highest potential opportunities and make better informed decisions.

•
Deep Knowledge and Expertise in Venture and Growth: StepStone’s Venture and Growth Team is one of the largest, broadest and most experienced solutions providers in this market.
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90+ investment professionals working from all major geographies globally.
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$31 billion of venture and growth assets under management.
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26-year history investing in venture capital and growth equity.
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2,213 venture capital and growth equity investments completed.
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One of a few platforms with demonstrated investment capabilities across the entire venture and growth landscape through direct investments, secondaries and funds.
•
Proprietary Database and Insights: StepStone’s proprietary SPI system represents one of the industry’s most comprehensive and powerful databases, tracking over 19,000 general partners across 52,000 investment funds and 293,000 investments in underlying companies/assets and incorporating information garnered from the over 5,700 investment manager meetings StepStone holds per year. Combined with over two decades of investment experience, StepStone believes that these tools enable the firm to identify historically top performing managers and promising companies across the venture and growth investing landscape and make better informed underwriting decisions.
•
Differentiated Capital Drives Access: Traditionally, access to historically top-performing venture capital and growth equity Investment Managers and leading companies has been substantially constrained. In an environment of more commoditized capital sources, many of those managers and companies are prioritizing stable, long-term and value-add investors with industry expertise and acumen. The Advisers believe the team is well-positioned to add value by:
•
Direct Investment Capabilities: StepStone’s Venture and Growth Team can make meaningful Direct Investments alongside other Investment Managers, either as a lead investor or syndicate member, at every stage of the venture and growth equity investing lifecycle. This flexibility and scope has become increasingly important to many venture capital and growth equity managers.
•
Extensive Network: StepStone’s Venture and Growth Team has formed relationships with industry experts and business leaders across the venture capital and growth equity landscape. These relationships provide StepStone with additional insights when sourcing and evaluating investment opportunities. Regularly communicating with these professionals further enhances StepStone’s ability to effect positive outcomes for Direct Investments and the Investment Managers with whom StepStone works.
•
Portfolio Impact Program: StepStone has developed its own dedicated portfolio impact team that works closely with existing and prospective Investment Managers and portfolio companies in an effort to add value through targeted investor, customer, talent and strategic partner introductions.
•
Access to Robust Deal Flow with a Focus on Inefficient, Proprietary Opportunities: The venture capital and growth equity market is highly fragmented and global, comprising thousands of active Investment Managers. Many of these funds are too small to receive the attention of most institutional investors who lack the specialization of a focused venture capital and growth equity investing effort. Because of the large number of small funds and a high proportion of less sophisticated, sub-scale investors, StepStone has observed a high degree of inefficiency in the venture capital and growth equity market, leading to attractive opportunities for the largest platforms. Moreover, StepStone has used its scale and breadth to develop strong manager relationships outside of Silicon Valley and the other most established technology/innovation hubs. StepStone believes its Venture and Growth Team has developed a differentiated set of capabilities that contributes to improved investment selection and drives access to proprietary insights and deal flow.
•
Expanded Access: StepStone believes that individual investors and smaller institutions have historically had limited access to venture capital and growth equity investments. Through a single investment in the Fund, investors can gain broad exposure to this part of the private markets with a comprehensive solution in a structure that solves for many of the common challenges that have historically restricted access to these types of investments. The Fund provides exposure in many portfolio companies via its investment strategies, as discussed in further detail below.
•
Favorable Structure: Our structure solves for many of the common challenges that have historically restricted access for individual investors and smaller institutions. The Fund offers a favorable structure as compared to private markets funds, including 1099 tax reporting instead of K-1s, a single investment instead of recurring capital calls, and potential liquidity in the form of tender offers.

Investment Strategy

The Fund seeks long-term capital appreciation by offering investors access to a venture capital and growth equity investment portfolio focused on the “innovation economy,” the most dynamic companies, technologies, and sectors identified by StepStone as benefiting from attractive secular trends. The portfolio is diversified investment stage and size and geography and allocated strategically by StepStone, one of the largest investment firms that focuses exclusively on the private markets. The Fund is concentrated in the information technology group of industries, but invests across a number of industry sectors.

The Fund invests across a range of sectors, including enterprise information technology, technology-enabled products and services, consumer internet, healthcare, branded consumer/consumer packaged goods and other sectors benefiting from attractive secular trends. These secular trends include digital integration and technology adoption across numerous industries, the continued shift from on-premise to cloud computing and the emergence and rapid growth of blockchain technologies. The Fund’s strategy spans all investment stages of the private equity lifecycle, with an emphasis on venture capital (including seed, post-seed, early stage, and expansion stage) and growth equity.

In select cases, the Fund may allocate a portion of its investments to other private market asset classes, including but not limited to, private equity buyouts, infrastructure, real estate and private debt, with a primary emphasis on investments benefiting from the innovation economy.

The principal elements of the Fund’s investment strategy include: (i) allocating the assets of the Fund largely among venture capital and growth equity investments via Secondaries, Direct Investments and, to a lesser extent, Seasoned Investments; (ii) seeking to manage the Fund’s investment level and liquidity using a commitment strategy which will balance total returns with liquidity targets and annual distributions required to maintain its tax status; and (iii) managing risk through ongoing monitoring of the Fund’s portfolio and active portfolio construction.

Under normal circumstances, the Fund invests and/or makes capital commitments of at least 80% of its net assets, plus any borrowing for investment purposes, in Venture and Growth Assets. Notwithstanding the portion of the Fund’s 80% policy that references counting capital commitments towards the 80% policy, the Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Investment Funds or special purpose vehicles controlled by unaffiliated general partners that will acquire a Venture and Growth Asset, in each case that the Fund reasonably expects to be called in the future, as qualifying Venture and Growth Assets for purposes of its 80% policy. The Fund’s 80% policy is non-fundamental and can be changed without Shareholder approval upon 60 days' prior notice, provided that the Fund provides such notice in advance of a tender offer and such tender offer is not oversubscribed. The Fund must review its portfolio investments at least quarterly. If, subsequent to an investment, the Fund identifies that the requirements to its 80% policy are no longer met, the Fund will make future investments in a manner that will bring it into compliance with its 80% policy as soon as reasonably practicable. For a complete description of the Fund’s fundamental policies, see “Fundamental Policies” and “Other Fundamental Policies” in the Fund’s SAI.

Asset Allocation. The Venture and Growth Team employs an asset allocation strategy that seeks to benefit from the diversification of the Fund’s investments across venture and growth investment strategies by industry sector, investment stage and size and geography.

Access. The Fund provides Shareholders with access to Venture and Growth Assets and underlying strategies that are generally unavailable to the investing public due to (i) the ability of historically top-performing Investment Managers to limit the size of their funds to substantially less than the demand, (ii) resource requirements and (iii) high investment minimums.

Commitment Strategy. The Venture and Growth Team plans to manage the Fund’s commitment strategy to reduce the amount of uninvested cash (or “cash drag”) associated with the underlying investments. In the majority of Primary Investments, commitments are made to the fund, and the investments are completed over a three- to six-year investment period, depending on the fund. As a result, a portion of the committed capital remains uninvested in the form of unfunded commitments.

Primary Investments in which the Fund invests typically experience a “J-Curve” – the tendency to deliver negative returns and cash flows in the early years (due to the fund’s investment-related expenses and fees) and to deliver positive returns and positive cash flows later in the fund’s life as its portfolio companies mature and are sold. In order to alleviate this dynamic during the early years, the Fund intends to rely heavily on purchases of Secondaries where all or a substantial portion of the capital has already been invested and Direct Investments where the capital is largely deployed at the time of commitment. The Fund will also invest in Seasoned Investments, which are investments made after the Investment Fund has already invested a portion of its capital commitments. Seasoned Investments share many characteristics with, and are evaluated by the Fund in a similar manner as, secondary purchases because Seasoned Investments are made later in an Investment Fund’s lifecycle. As Seasoned Investments are made later in an Investment Fund’s lifecycle than typical primaries, these investments, like secondary purchases, may receive earlier distributions, and the investment returns from these investments may exhibit to a lesser degree the delayed cash flow and return “J-Curve” performance associated with primary investments. In addition, Seasoned Investments may enable the Fund to deploy capital more readily with less blind pool risk than investments in typical primaries. Lastly, over time, the Fund may make commitments to Primary Investment funds that have deployed a substantial portion of their commitments prior to the time of the Fund’s commitment. The Fund treats these Primary Investment fund commitments as Secondaries given the substantial deployment of the Primary Investment’s capital, similar to a Seasoned Investment. In certain cases, the Fund may make a Secondary Investment that is contingent upon a primary investment to which the secondary investment is “stapled,” and in such circumstances, the Adviser will treat the entire transaction (including the stapled primary) as a Secondary Investment when funded.

The commitment strategy will aim to keep the Fund substantially invested and to minimize cash drag where possible by making commitments based on anticipated future distributions from investments. The Fund will employ an “over-commitment” strategy, whereby the Fund may commit to making investments in Secondaries, Direct Investments and Primary Investments in an amount that exceeds the ability of the Fund to contribute in full at the time of making the commitment, which could result in an insufficient cash supply to fund unfunded commitments to the applicable Investment Funds. See “Risk Factors—Principal Risks Related to Private Market Assets—Commitment Strategy.” The commitment strategy will also take other anticipated cash flows into account, such as those relating to new subscriptions, the redemption of Shares by Shareholders and distributions to Shareholders. To forecast portfolio cash flows, the Advisers will utilize a proprietary model that incorporates historical data, actual portfolio observations, insights, and forecasts by the Advisers.

Risk Management. The long-term nature of private market investments requires a commitment to ongoing risk management. The Venture and Growth Team seeks to monitor the performance of the Fund’s assets and developments at the level of the individual portfolio companies that are material positions held by the Fund. By tracking commitments, capital calls, distributions, valuations, and other pertinent details, the Venture and Growth Team seeks to use a range of techniques to reduce the risk associated with the commitment strategy. These techniques may include, without limitation:

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Diversifying investments across assets at different parts of fund lifecycles through the use of Secondary Investments, Primary Direct Investments and Primary Investments.
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Actively managing cash and liquid assets.
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Modeling and actively monitoring cash flows to avoid cash drag and maintain maximum appropriate levels of investment and commitment.
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Seeking to establish credit lines to provide liquidity to satisfy liquidity needs, including tender requests, consistent with the limitations and requirements of the 1940 Act.

To enhance the Fund’s liquidity, particularly in times of possible net outflows through the repurchase of Shares, the Venture and Growth Team may from time to time determine to sell certain of the Fund’s assets in the secondary market, which could potentially result in the assets, or a portion thereof, being sold at a discounted value. If the Fund sells a portion of an asset at a discounted value, the retained portion, if not expected to be sold, would not be marked down to the discounted price. For a discussion of potential adjustments to the fair value of the retained portion of an asset of which a portion is sold at a discounted value, see “Calculation of Net Asset Value.” In implementing the Fund’s liquidity management program, so as to minimize cash drag while providing the necessary liquidity to support the Fund’s private markets investment strategies and potential tender of Shares, the Venture and Growth Team may invest a portion of the Fund’s assets in securities and vehicles that are intended to provide an investment return while offering better liquidity than private markets investments. The liquid assets may include both fixed income and equities as well as public and private vehicles that derive their investment returns from fixed income and equity securities.

Subsidiaries. The Fund invests in entities (1) that will be primarily controlled by the Fund; and (2) that primarily engage in investment activities in securities or other assets (each such entity, a “Subsidiary”). A Subsidiary is “primarily controlled” by a fund when (a) the registered fund controls the unregistered entity within the meaning of Section 2(a)(9) of the 1940 Act; and (b) the registered fund’s control of the unregistered entity is greater than that of any other person. In addition, the Fund does not intend to create or acquire primary control of any entity which primarily engages in investment activities in securities or other assets, other than entities wholly-owned or majority-owned by the Fund. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole member or shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund.

The Fund does not expect that any Subsidiary will be required to register as an investment company under the 1940 Act. The Fund expects that any investment advice provided by an investment adviser to a Subsidiary of the Fund would be provided by the Fund’s investment adviser and the Fund’s Board will consider any investment advisory services provided to a Subsidiary of the Fund in connection with the Board’s annual consideration of the Fund’s investment advisory agreement. Any investment advisory agreement for a Subsidiary will comply with Section 15 of the 1940 Act, including that (i) such investment advisory agreement will be approved by the Fund’s Board and (ii) such investment advisory agreement between the Subsidiary and its investment adviser will be filed as an exhibit to the Registration Statement.

The Fund will comply with Section 8 and Section 18 of the 1940 Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with any Subsidiary and, accordingly, will treat any Subsidiary’s debt as the Fund’s own debt. Any Subsidiary also would comply with Section 17 of the 1940 Act relating to affiliated transactions and custody. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

Private Equity

Private equity is a common term for investments that are typically made in private companies through bespoke, privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, subordinated debt and warrants, or other instruments, depending on the strategy of the investor and the financing requirements of the company. Investments in private equity have grown significantly over the last 20 years, driven principally by large institutional investors seeking increased returns and portfolio efficiency. Large pension funds, endowments, and other sophisticated institutional investors commonly invest a meaningful portion of their overall portfolios to private equity. Broadly speaking, private equity investments can be broken down into three financing stages: venture capital, growth equity and buyout. These categories may be further subdivided based on the investment strategies that are employed.

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Venture Capital. Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology, healthcare, or other higher growth industries. Companies financed by venture capital have generally not achieved positive cash flow at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as pre-seed, seed, and early stage, expansion stage, etc.) and often do so in partnership with other investors. Such investments are considered to involve a higher degree of business and financial risk which can result in substantial losses and are generally riskier than investments in more established companies.
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Growth Equity. Growth equity investors target companies that require additional capital to expand their businesses and are typically more mature than the recipients of traditional venture capital. Growth equity transactions are generally minority equity investments in a profitable or established company. Such companies may be in a high-growth phase but have largely mitigated the basic technology risk in their business plan or require capital to accelerate commercialization of a product. An investment in previously venture-backed companies may be considered to be a growth equity investment.
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Buyout. Control investments in established, typically cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions - particularly in the large-cap segment. Overall, debt financing typically makes up 45-65% of the price paid for a company. Buyouts may also include growth buyouts, in which the target companies are growing at high rates and have limited or no positive cash flow and are therefore predominantly financed by equity.

Infrastructure

Infrastructure refers to a broad category of investments in energy, agriculture, natural resources and other forms of infrastructure typically united by an expected component of current yield and an insulation of the underlying assets against the effects of inflation. Infrastructure assets may include, among other asset types, renewable power generation (wind, solar and hydro power), communications assets (including broadcast and wireless towers, fiber, data centers, distributed network systems and satellite networks), regulated assets (such as electricity generation, transmission and distribution facilities, gas transportation and distribution systems, water distribution, and waste water collection and processing facilities) and transportation assets (such as toll roads, airports, seaports, railway lines, intermodal facilities).

Real Estate

Real estate refers to investments in underlying properties across various real estate sectors, including, without limitation, multifamily, retail, office, hospitality, data centers, senior living and industrial assets. In some cases, investments may also be made in the debt, preferred equity or mortgages relating to such properties through multiple investment strategies such as core, core plus, value-add or opportunistic.

Private Debt

Private debt refers to loans and similar investments typically made in private companies that are negotiated directly with the borrower, including first and second lien senior secured loans, unitranche debt, unsecured debt and structurally subordinated debt. Private debt will also include alternative lending (such as trade finance, receivable transfer, life settlement, consumer lending, etc.) and leveraged loans. Additionally, special situations will be included within private debt and will comprise mezzanine, distressed debt (non-control and distressed for control), turnarounds and non-performing loans. The Fund expects to make limited private debt investments and that such investments will principally be in securities that are projected to provide similar return characteristics to equity investments.

The Fund’s private debt investments may be rated below investment grade by rating agencies or would be rated below investment grade if they were rated. Below investment grade securities (commonly referred to as high yield securities or “junk bonds”) have predominantly speculative characteristics and may carry a greater risk with respect to a borrower’s capacity to pay interest and repay principal. See “Risk Factors—Principal Risks Related to an Investment in the Fund—High Yield Securities and Distressed Securities.”

Investment Characteristics

In its Venture and Growth Assets, the Fund generally targets investments that, directly or indirectly, involve companies with a minimum of $10 million in actual or projected annual revenue in an effort to mitigate traditional “start-up” risks associated with earlier stage venture capital investing. In addition, the Fund’s investments generally demonstrate these characteristics:

Direct Investments

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Are led by experienced management teams with successful track records.
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Embrace innovative technologies.
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Target attractive total addressable markets.
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Maintain sustainable business models with the prospect of substantial long-term profitability.
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Present exit strategies within realistic time frames (usually within one to five years of the time of investment).

Investment Funds

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Are managed by historically top-tier venture capital and growth equity capital firms.
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Contain discernable value-driving companies.
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Encompass portfolios of assets that have not been significantly marked-up.
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Hold portfolios of underlying investments for which the Venture and Growth Team believes it has an information advantage and that the price negotiated will provide for growth.
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Contain portfolios for which the Venture and Growth Team believes a financial arbitrage opportunity may exist.

Investment Types

The Fund invests, directly and indirectly, in Venture and Growth Assets, and to a lesser extent, in other Private Market Assets, through the various investment types described below.

Secondary Investments

The Fund expects to invest principally into operating companies and growth equity or venture capital funds via secondary market transactions.

With respect to individual companies, the Advisers believe that the increased time to liquidity of many venture-backed companies can provide a significant source of investment opportunities. As a result, early venture capital investors and company management teams, in some cases, pursue secondary offerings to expedite liquidity. The Advisers believe the Venture and Growth Team’s network and value-added approach will provide a strong pipeline of opportunities, and its versatile financing approach (which includes providing liquidity to former employees, current employees and venture managers in more established growth companies) gives the team the flexibility to source high quality opportunities.

The Fund’s secondary direct investments are expected to consist primarily of purchases, from employees and other existing investors, of either or both preferred and common stock in later stage venture and growth equity backed operating companies.

Secondary Investments or “Secondaries” also refers to investments in either existing private investment funds or individual operating companies, projects or properties through the acquisition of an existing interest by one investor from another in a negotiated transaction, which are referred to as limited partner-led (or “LP-led”) secondaries. In so doing, the buyer will acquire the existing interest and take on any future funding obligations in exchange for future returns and distributions. There is also a growing general partner-led (or “GP-led”) secondary market, which has evolved toward strip sales and Continuation Vehicles with general partners structuring a vehicle that allows for continued participation in the growth of the remaining assets, or a specific asset, beyond a fund’s traditional exit time frame.

Because Secondary Investments are generally made when a Primary Investment is three-to-seven years into its investment period and has deployed a significant portion of its capital into portfolio companies, these investments are viewed as more mature. Since its inception, StepStone has invested in Secondary Investments that were 70-75% deployed on average. Thus, they are not typically expected to exhibit the initial decline in NAV associated with primaries and may reduce the impact of the “J-Curve” associated with private market investing.

Open-Ended Funds typically refer to investments in evergreen or long duration structures, where the interest of one or multiple investors is acquired by another investor, or an interest is acquired by an investor through the provision of growth capital, in both cases typically at NAV. For the purposes of the Fund strategy, Open-Ended Funds are considered Secondary Investments, given they are, similarly, the acquisition of an interest in what is typically a mature portfolio, and all, or the majority, of capital is deployed at the time of investment, and therefore the impact of the “J-Curve” is expected to be mitigated. There can be no assurance that any or all Secondary Investments made by the Fund will exhibit this pattern of investment returns, and realization of later gains is dependent upon the performance of each Investment Fund’s portfolio investments.

The Fund will also invest in Seasoned Investments, which are investments made after the Investment Fund has already invested a portion of its capital commitments. Seasoned Investments share many characteristics with, and are evaluated by the Fund in a similar manner as, secondary purchases because Seasoned Investments are made later in an Investment Fund’s lifecycle. As Seasoned Investments are made later in an Investment Fund’s lifecycle than typical primaries, these investments, like secondary purchases, may receive earlier distributions, and the investment returns from these investments may exhibit to a lesser degree the delayed cash flow and return “J-curve” performance associated with primary investments. In addition, Seasoned Investments may enable the Fund to deploy capital more readily with less blind pool risk than investments in typical primaries.

In certain cases, the Fund may make a Secondary Investment that is contingent upon a Primary Investment to which the Secondary Investment is “stapled,” and in such circumstances, the Adviser will treat the entire transaction (including the stapled Primary) as a Secondary Investment when funded.

The market for purchasing Investment Funds on the secondary market may be very limited and competitive, and the strategies and Investment Funds to which the Fund wishes to allocate capital may not be available for secondary investment at any given time. Purchases of Investment Funds on the secondary market may be heavily negotiated and may create additional transaction costs for the Fund.

The Advisers leverage their longstanding and intimate relationships with general partners of Investment Funds and intermediaries to source and diligence investments in Secondary Investments. See “—General Due Diligence” below for additional information regarding the diligence process. The Venture and Growth Team expects to have ample opportunities for sourcing secondary fund investments. In the Venture and Growth Team’s experience, seller motivations are myriad, and such motivations continue to increase in immediacy particularly due to enhanced time to liquidity in the venture capital and growth equity markets. Further, the Venture and Growth Team also believes that larger secondary firms continue to exhibit general indifference to many venture capital fund secondary transactions as they are often sub-scale for the larger firms and are difficult to evaluate due to a minimal level of provided or obtainable information. Additionally, Investment Managers of the funds in these types of transactions typically seek to avoid adding new investor relationships, posing a challenge to potential secondary buyers who are not existing investors in the funds. The Venture and Growth Team believes their deep relationships within the venture capital and growth equity ecosystem and value-added approach will allow the Fund to garner access and more effectively transact on these opportunities. The sponsors of venture capital and growth equity funds are becoming increasingly proactive about offering secondary liquidity options to existing investors as their funds approach the end of their respective terms with substantial remaining unrealized value. Examples of such liquidity options include tender offers or Investment Manager-led restructurings. StepStone believes that its position as a meaningful primary fund investor in many venture capital and growth equity capital funds globally and its deep relationships with a large number of Investment Managers position StepStone as a preferred partner to lead these transactions, further enhancing possible deal flow.

After the Advisers complete their diligence on, and obtain all internal approvals for, a Secondary Investment, the Fund will submit a binding letter of intent to acquire the investment in the Secondary Investment. If the offer is accepted by the seller (i.e., the limited partner in an LP-led transaction or the general partner in a GP-led secondary transaction), the Fund and the seller negotiate and finalize the legal documentation to close the transaction. Prior to submitting a binding letter of intent in an LP-led secondary transaction, the Fund will obtain the consent of the general partner of a Secondary Investment to effectuate the transfer of the interest in the Secondary Investment from an existing limited partner to the Fund, unless such transfer does not require the consent of the Secondary Investment’s general partner. While it is possible that a general partner may not consent to the transfer of the interest to the Fund in an LP-led secondary transaction, this risk is mitigated by the fact that LP-led secondaries are often directed to the Advisers by the general partner of the Secondary Investment and, in many cases, funds managed by the Advisers are pre-approved as secondary buyers by the general partner of the Secondary Investment.

The Fund will value its investments in Secondary Investments and other Private Market Assets at fair value. See “Calculation of Net Asset Value.” Secondary Investments may be acquired at a discount to the Investment Fund’s NAV. Secondary Investments acquired at a discount will be marked up to the most recent NAV reported by the applicable Investment Manager when the Fund next determines its monthly NAV, resulting in an unrealized gain. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the Investment Manager and the negotiated purchase price. Risks associated with an Investment Manager’s reported valuations are included in “Risk Factors—Principal Risks Related to Private Market Assets—Valuation of the Fund’s Interests in Investment Funds.” To the extent any gains on the Secondary Investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to shareholders is disclosed in “Tax Aspects.”

The secondary market continues to evolve and expand. Secondaries may include various structures by which the Fund gains exposure to private markets including those described above and others that share some of the same characteristics. The Fund may invest in the equity or debt of structured transactions such as collateralized fund obligations or similar investment vehicles (“CFOs”) that own existing funds and co-investments. Such CFOs would be considered Secondary Investments by the Fund. The Fund may also invest in open-end or closed-end funds and similar investment vehicles, which may be evergreen funds with existing assets at the time of the Fund’s investment.

Primary Direct Investments

The Fund will also consider investments in more established companies which they believe will have shortened hold periods, strong return dynamics, and risk profiles similar to that of secondary direct investments. The Venture and Growth Team will use its informational advantage gleaned through its size and scale as a fund investor to mine the portfolios of its underlying managers and identify attractive Primary Direct Investment opportunities that are typically seeking additional financing to support continued growth. Further, the team attempts to structure its investments with security features that help mitigate downside risk.

The Fund is expected to benefit from the Venture and Growth Team’s ability to track the metrics of promising underlying portfolio companies over a period of time through StepStone’s proprietary database and via communication with Investment Managers, who are already invested in the company, often allows the Venture and Growth Team to preempt broader financing processes to access attractive companies.

Primary Investments

The Fund expects to allocate a smaller share of its available capital to Investment Funds on a primary basis.

Primary Investments, or “primaries,” typically refer to investments in newly established private market funds that are early in their lifecycle and have typically not yet begun investing. Primary investments are made during an initial fundraising period in the form of capital commitments, which are then called down by the Fund and utilized to finance its investments in portfolio companies during a predefined period. A private market fund’s NAV will typically exhibit a “J-Curve,” undergoing a decline in the early portion of the fund’s lifecycle as investment-related expenses and fees accrue prior to the realization of investment gains from portfolio investments, with the trend typically reversing in the later portion of the fund’s lifecycle as portfolio investments are sold and gains from investments are realized and distributed. There can be no assurance that any or all primary investments made by the Fund will exhibit this pattern of investment returns and realization of later gains is dependent upon the performance and disposition of each Primary Investment’s portfolio investments. Private equity and real asset Primary Investment funds typically range in duration from ten to twelve years, including extensions, while private debt Primary Investment funds typically range in duration from eight to ten years. Underlying investments in portfolio investments generally have a three to six year range of duration with potentially shorter periods for private debt or longer for infrastructure investments.

Primary Investments are generally closed-end funds and only accept new investments during a finite period. Typically, Investment Managers will not launch new funds more frequently than every two-to-four years. Market leaders generally offer multiple primary investments each year, but they may not offer funds within a given geography or that pursue a certain strategy in any particular year. Accordingly, many funds managed by top-tier private market firms will be unavailable for a primary investment at any given time. Because of the limited timeframe of opportunity for investment in any given fund, having a well-established relationship with an Investment Manager is critically important for primary investors.

General Due Diligence

The Venture and Growth Team uses a range of resources to identify and source promising Venture and Growth Assets. The Venture and Growth Team’s investment approach is based on the extensive diligence conducted by their research professionals while leveraging the capabilities of the entire StepStone organization and its potential access to superior information.

The Venture and Growth Team focuses on identifying opportunities at the intersection of high-quality opportunities, Investment Manager expertise and StepStone’s informational advantage. The Venture and Growth Team will assess the relative attractiveness of different strategies, sectors and geographies based on durable investment themes that they believe will outperform over the Fund’s long term investment horizon. Shorter-term opportunistic allocations will also be utilized to seek to capitalize on near-term market trends.

The due diligence process is driven by the Venture and Growth Team, who meets weekly to review, prioritize and analyze investment opportunities.

Investment review involves a combination of the Venture and Growth Team and additional participation from specialists in the relevant StepStone transaction teams. Once a deal has been identified as a potential transaction, the deal team summarizes the opportunity in a report. Each report is reviewed, and the team prioritizes the opportunity accordingly. The Investment Committee will conduct a detailed review of each investment that has advanced into the due diligence stage, with the due diligence report serving as a framework for these discussions. Through this process, the Venture and Growth Team can identify the most attractive opportunities and focus their resources on the most promising transactions.

The Fund’s investment due diligence process generally is expected to include these elements:

Secondary Investments

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Independent financial modeling on an asset-by-asset basis (each underlying portfolio company), where applicable, to validate both projected multiple and internal rate of return assumptions.
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Research and analysis of the assets, sectors and strategies related to the Investment Fund, and the effect on underlying portfolio positions.
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Assessment of the managerial capability of the Investment Manager and the quality of the Investment Fund, including the Investment Manager’s ability and bandwidth for managing the existing portfolio towards liquidity.
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Responsible Investment Due Diligence.

Direct Investments

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Independent financial modeling as a means of validating the business plan assumptions and projections, exit returns and valuations.
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Review of preexisting invested capital, preference in the capital structure and required exit scenarios for targeted returns.
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Fundamental industry research (including evaluation of market size, potential growth and competitive dynamics).
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Assessment of managerial capability and depth.
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Assessment of company business model, focusing particularly on sustainability of competitive position.
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Responsible Investment Due Diligence.

Primary Investments

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Evaluation of the Investment Manager’s experience and resources to establish their ability to implement its investment strategy, through team, platform and performance assessments, discussions with third party references (including the Investment Manager community, limited partner community, and portfolio company founders), Investment Manager interviews, and other fund manager meetings.
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Evaluation of the proposed investment strategy for appropriateness to the investment environment.
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Detailed review of the Investment Manager’s prior track record, including individual investment partner level attribution, and projection modeling for historical funds.
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Assessment of operational support and bandwidth for managing the existing portfolio.
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Responsible Investment Due Diligence.
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Evaluation of fund terms with a particular focus on alignment of interest between the Investment Manager and limited partners.

For each transaction, the assigned investment team gathers and reviews available information on the historical track record and all underlying assets. To facilitate this process, StepStone utilizes its proprietary database, SPI, that tracks over 19,000 general partners across 52,000 investment funds and 293,000 investments in underlying companies/assets and incorporating information garnered from the over 5,700 investment manager meetings StepStone holds per year. This database is populated with information StepStone has gathered from Investment Manager partner meetings, due diligence materials, quarterly reports, annual meetings, marketing materials and other sources. The database is critical during the preliminary due diligence phase, as some parties are unwilling to share portfolio information early in the process. During this stage, the team also leverages information from the independent valuation assessments produced by StepStone’s monitoring and reporting team. This exercise encompasses thousands of companies and provides valuable insights on the quality of an Investment Fund’s underlying assets and the Investment Manager’s valuation practices. Through these two sources, the Venture and Growth Team believes it has access to significantly more information than most investors, providing StepStone with a distinctive advantage when evaluating a potential investment.

The Venture and Growth Team also continues to monitor the assets by meeting with Investment Managers, attending annual meetings, serving on portfolio companies’ investment boards, reviewing financial reports and meeting with portfolio companies’ management teams. Based on these interactions, the Venture and Growth Team will periodically update expectations of return and liquidity of each asset of the Fund.

Responsible Investment Due Diligence

StepStone has fully integrated Responsible Investment ("RI") processes into its investment due diligence and decision-making across all asset classes and strategies. RI encompasses the consideration of material factors often grouped into environmental, social, governance, and where relevant, impact/real world outcome considerations. RI due diligence sits alongside StepStone's comprehensive operational due diligence process. Composed of leaders from across the organization, the Responsible Investment Committee provides oversight and direction for StepStone's responsible investment process. Among other things, it reviews RI due diligence within applicable investment memoranda before they are submitted to the relevant Investment Committee.

Primary Investments

For primary investments, StepStone performs a review of each fund manager and fund’s RI policy, implementation and monitoring framework. StepStone evaluates the level of commitment, accountability and leadership engagement across the fund manager. StepStone seeks to understand how aligned their RI processes are to established external frameworks and how specific material risks and opportunities are considered. Further, StepStone evaluates their RI monitoring and reporting systems. Where relevant, for impact strategies, StepStone layers on an additional layer of due diligence focused on the quality of the fund manager’s impact practices.

Co-Investments

With respect to StepStone's co-investments, StepStone completes an RI assessment at both the manager and asset level. StepStone uses several tools to complete the latter, including information from the manager and company, along with industry-specific Sustainability Accounting Standards Board materiality standards, and for specific sectors information from GRESB. Post investment, StepStone monitors the co-investment’s performance focusing on material financial and RI factors. The majority of this monitoring is conducted through an annual questionnaire and regular engagement with the fund manager supplemented by Limited Partner Advisory Committees of which StepStone is a member.

Secondaries

With respect to secondary transactions, StepStone utilizes primary RI assessments where available, along with an evaluation of the RI risk and opportunities of the key, value-driving assets. Due diligence timelines are often compressed for secondary transactions. As such, StepStone's platform creates a significant advantage due to the breadth of information StepStone typically already has on the fund manager in a secondary transaction.

Portfolio Allocation

The Venture and Growth Team seeks to invest the Fund’s capital in the highest quality investments available. As available investment opportunities are analyzed, investment professionals seek to evaluate them in relation to historical benchmarks and peer analysis, current information from StepStone’s private market investments, and against each other.

In allocating the Fund’s capital, the Venture and Growth Team seeks to use the resources and capabilities they have assembled to build a diversified portfolio of investments that seeks to mitigate the effects of the J-Curve to maximize risk adjusted returns to the Shareholders. Portfolio construction is the first level of the risk management process. At a high level, the planning for portfolio construction is intended to consider medium- to long-term secular and macroeconomic risks, and how they are likely to impact the venture capital and growth equity markets. A fundamental premise of the Fund’s investment strategy is to prioritize a proactive sourcing approach for all forms of Private Market Assets, driven by a thoughtful portfolio construction plan.

The Fund expects to be geographically diversified to take advantage of emerging technology markets as the venture capital ecosystem continues to become larger and more global.

The projected long-term asset allocation targets shown below reflects the Venture and Growth Team’s current assessment of the relative attractiveness of sub-sectors within the context of an appropriately diversified portfolio. Over shorter periods, the portfolio composition may reflect the allocation of capital more opportunistically in accordance with the Fund’s investment objectives. The Venture and Growth Team currently expects that the Fund’s asset allocation will tilt more heavily toward Secondary Investments and Primary Direct Investments in the near term.

Asset Allocation Targets

Investment Type	Target Range
Secondary Investments (direct and fund interests)	50-70%
Primary Direct Investments	20-40%
Primary Investments	5-15%
Asset Class	Target Range
Venture Capital	60-75%
Growth Equity	20-35%
Other Private Market Assets	0-10%
Geographic Region	Target Range
North America	70-90%
Europe	5-15%
Rest of World	5-15%

The Fund’s assets are global, although the Fund expects to invest principally in North America-domiciled investments. Over time, the Fund may have exposure to developing or emerging markets. There can be no assurance that all investment types will be available, will be consistent with the Fund’s investment objective, will satisfy the Venture and Growth Team’s pricing and due diligence considerations or will be selected for the Fund.

While the Fund actively pursues Direct Investments, the Fund’s allocations to Investment Funds may be made in the form of capital commitments which are called down by an Investment Fund over time. Thus, in general, the Fund’s private markets allocation will consist of both funded and unfunded commitments. Only the funded private market commitments are reflected in the Fund’s NAV. Over time, the allocation ranges and commitment strategy may be adjusted based on the Advisers’ analysis of the private markets, the Fund’s existing portfolio at the relevant time, and other pertinent factors.

StepStone Allocation Policy

Allocation decisions may arise when there is more demand from the Fund and other StepStone clients for a particular investment opportunity, such as the capacity in an Investment Fund or a Co-Investment, than supply. StepStone employs an allocation policy designed to ensure that all of its clients will be treated fairly and equitably over time. The portfolio managers have discretion to lower the allocation as appropriate for portfolio construction purposes.

With respect to Primary Investment funds, StepStone uses its best efforts to defer the allocation decision to the relevant Investment Manager, mitigating the potential conflict. In Secondary Investments, StepStone typically manages the allocation of the transactions across its clients. Under the StepStone allocation policy, if clients are similarly situated, considering all relevant facts and circumstances, allocations will be made pro rata based on the proportion budgeted for such investment by each client to the total amount of capital offered to all clients in the particular investment. Allocation of Co-Investments is a hybrid of StepStone’s approach on Investment Funds; in certain cases, Co-Investments are allocated by the Investment Manager leading the transaction, while in others StepStone has the ability to allocate the transaction across its clients, in which case the allocation method outlined with respect to secondaries is used. Due to these processes, StepStone does not believe there is a material risk of a conflict arising in the area of allocations that would disadvantage the Fund relative to another StepStone client. With respect to evergreen funds such as the Fund, StepStone may evaluate the deployment pace, investment budget and portfolio plan of such client more frequently than annually.

Importantly, StepStone’s allocation process is managed independently by StepStone’s Investment Operations team and ratified by StepStone’s Legal and Compliance department.

Leverage

The Fund is currently party to a credit facility and may borrow through other arrangements in connection with its investment activities, to satisfy repurchase requests from Shareholders and to otherwise provide the Fund with liquidity. The Fund does not currently intend to borrow under the credit facility, but in the future it may use leverage to manage timing issues in connection with the acquisition of the Fund’s investments (e.g., to provide the Fund with temporary liquidity to acquire investments in advance of the Fund’s receipt of proceeds from the realization of other assets or additional sales of Shares).

On May 27, 2026 the Fund entered into a senior secured credit agreement ("Mizuho Credit Agreement"), as amended from time to time, with Mizuho Bank, Ltd. ("Mizuho"), as the administrative agent, sole lead arranger and lender, and the other lender parties thereto, to provide the Fund with a revolving credit facility ("Mizuho Credit Facility"). The purpose of the Mizuho Credit Facility is to provide short-term working capital, primarily to bridge the timing of the Fund's acquisition of Private Market Assets in advance of the receipt of investor subscriptions. Borrowings on the Mizuho Credit Facility are collateralized by certain assets held by the Fund. The Mizuho Credit Facility has an initial aggregate commitment of $350 million with an accordion provision allowing the Fund to increase the aggregate commitment up to $750 million, subject to satisfaction of certain conditions. Borrowings under the Mizuho Credit Facility generally bear interest on each loan at a rate per annum equal to the three-month Term SOFR, plus 3.25%.

The Credit Facility includes an unused fee of 1.15% per annum, determined by each lender's undrawn loan commitment. The scheduled termination date of the Mizuho Credit Facility is May 26, 2028, subject to any extensions or termination events described therein. The Mizuho Credit Facility includes a provision for extension by an additional twelve months annually, beginning one year after the closing date, subject to mutual agreement by the lenders and the Fund.

The Fund's existing credit facility with Texas Capital Bank allowing the Fund to borrow up to $325 million from a syndicate of lenders was terminated effective May 27, 2026. For the year ended March 31, 2026, expenses incurred by the Fund related to the Credit Facility were $2.0 million. During the year ended March 31, 2026, the Credit Facility bore interest at a weighted average interest rate of 6.75% and the daily average amount of outstanding borrowings under the Credit Facility was $7.0 million.

The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s assets may also utilize leverage in their investment activities. Borrowings at the individual investment level are not subject to the Asset Coverage Requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain assets and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil, such as that experienced during late 2008 or the recent global pandemic. In general, the use of leverage by the Fund’s assets may increase the volatility of their values and of the value of the Shares. See “Risk Factors—Principal Risks Related to an Investment in the Fund—Leverage Utilized by the Fund.”

Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks long-term capital appreciation by offering investors access to a venture capital and growth equity investment portfolio focused on the “innovation economy,” the most dynamic companies, technologies, and sectors identified by StepStone as benefiting from attractive secular trends. The portfolio is diversified investment stage and size and geography and allocated strategically by StepStone, one of the largest investment firms that focuses exclusively on the private markets. The Fund is concentrated in the information technology group of industries, but invests across a number of industry sectors.

The Fund invests across a range of sectors, including enterprise information technology, technology-enabled products and services, consumer internet, healthcare, branded consumer/consumer packaged goods, and other sectors benefiting from attractive secular trends. These secular trends include digital integration and technology adoption across numerous industries, the continued shift from on-premise to cloud computing and the emergence and rapid growth of blockchain technologies. The Fund’s strategy spans all investment stages of the private equity lifecycle, with an emphasis on venture capital (including seed, post-seed, early stage, and expansion stage) and growth equity. To a lesser extent, the Fund also may invest in other equity and debt phases of the private equity lifecycle. Together, these investments are broadly referred to as “Venture and Growth Assets.”

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]		The Fund invests across a range of sectors, including enterprise information technology, technology-enabled products and services, consumer internet, healthcare, branded consumer/consumer packaged goods, and other sectors benefiting from attractive secular trends. These secular trends include digital integration and technology adoption across numerous industries, the continued shift from on-premise to cloud computing and the emergence and rapid growth of blockchain technologies. The Fund’s strategy spans all investment stages of the private equity lifecycle, with an emphasis on venture capital (including seed, post-seed, early stage, and expansion stage) and growth equity.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]		Under normal circumstances, the Fund invests and/or makes capital commitments of at least 80% of its net assets, plus any borrowing for investment purposes, in Venture and Growth Assets. Notwithstanding the portion of the Fund’s 80% policy that references counting capital commitments towards the 80% policy, the Fund intends to count the value of any money market funds, cash, other cash equivalents or U.S. Treasury securities with remaining maturities of one year or less that cover unfunded commitments to invest equity in Investment Funds or special purpose vehicles controlled by unaffiliated general partners that will acquire a Venture and Growth Asset, in each case that the Fund reasonably expects to be called in the future, as qualifying Venture and Growth Assets for purposes of its 80% policy.
Risk Factors [Table Text Block]

RISK FACTORS

General

The value of the Fund’s total assets may be expected to fluctuate in response to fluctuations in the value of the Private Market Assets in which the Fund invests. Discussed below are the principal risks that the Advisers and the Fund believe are associated with an investment in the Shares and the Fund’s investments in Private Market Assets. These principal risks will, in turn, have an effect on the Fund. In addition, the Fund may also make these types of investments pending the investment of assets in Private Market Assets or to maintain the liquidity necessary to effect repurchases of Shares.

When the Fund takes a defensive position or otherwise makes these types of investments, it may not achieve its investment objectives.

Principal Risks Related to an Investment in the Fund

General Economic and Market Conditions. The value of the Fund’s total assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Private Market Asset’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends largely upon the Advisers’ selection of Private Market Assets, the allocation of offering proceeds thereto and the performance of the Private Market Assets. The Fund’s investment activities involve the risks associated with private market investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Private Market Assets. Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Limited Operating History. The Fund is a recently formed diversified, closed-end management investment company with limited performance history that Shareholders can use to evaluate the Fund’s investment performance. The operating expenses for a recently formed fund, including start-up costs, which may be significant, may be higher than the expenses of an established fund. In addition, Private Market Assets may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance.

Closed-end Fund; Illiquidity of Shares. The Fund is a diversified, closed-end management investment company and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund intends to make quarterly tender offers to repurchase up to 2.5% of its outstanding Shares at NAV, the number of Shares submitted for repurchase in connection with a tender offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares submitted for repurchase in that tender offer will be repurchased. There is no guarantee that the Advisers will seek Board approval of, or that the Board will approve, a tender offer in any given quarter. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.

Similarly, identification of attractive investment opportunities by Investment Managers is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, it may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Advisers and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisers will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. See “Conflicts of Interest—The Advisers.”

Leverage Utilized by the Fund. The Fund is currently party to a credit facility and may borrow through other arrangements for a range of purposes up to the Asset Coverage Requirement. The Fund does not currently intend to borrow under the credit facility, but in the future it may use leverage to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Private Market Assets in advance of the Fund’s receipt of proceeds from the realization of other Private Market Assets or additional sales of Shares). The Fund is currently party to the Mizuho Credit Agreement, as amended from time to time, for such purposes. See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Tax Status. The Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.” As such, the Advisers typically endeavor to limit the Fund’s investments in any one Investment Fund to no more than 25% of the Fund’s gross assets (measured at the time of purchase).

If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions made to Shareholders. In addition, all distributions (including distributions of net capital gain) made to Shareholders generally would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. If before the end of any taxable quarter of its taxable year, the Fund believes that it may fail the asset diversification test, the Fund may seek to take certain actions to avert such a failure. However, the action typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the asset diversification discrepancy) may be difficult for the Fund to pursue because of the limited liquidity of the interests in the Venture and Growth Assets. See “Tax Aspects.”

Incentive Fee Risk. Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized. If a Fund investment decreases in value, it is possible that the unrealized gain previously included in the calculation of the Incentive Fee will never become realized. The Advisers are not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of an asset at a lower valuation in the future, and such circumstances would result in the Fund paying an Incentive Fee on income or gain the Fund never received. In addition, if the Fund’s NAV is adjusted after the Incentive Fee is calculated, the adjustment will not, in most cases, result in an adjustment to the Incentive Fee payable by the Fund.

In addition, the Incentive Fee payable by the Fund to the Advisers may create an incentive for the Advisers to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also invest directly in an operating company as a lead investor or syndicate partner to an Investment Manager. The investments held by Investment Funds and Primary Direct Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisers’ business. There can be no assurances that the Fund or the Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Special Situations and Distressed Investments. We may, directly or indirectly, invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that we or an Investment Manager will correctly evaluate the value of the assets securing these debt investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to such companies, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Venture Capital and Growth Equity. We invest in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses.

Growth equity is usually classified by investments in private companies that have achieved product-market fit but may still need capital to achieve the desired level of scale before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations.

For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Risks of Concentration. To the extent that the Fund’s portfolio has significant exposure to securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The Fund is concentrated (i.e., invests 25% or more of the value of its total assets) in the information technology group of industries, but invests across a number of industry sectors. See “Investment Policies, Practices and Risks—Fundamental Policies” in the SAI for additional information regarding the Fund’s concentration policy. By concentrating the Fund’s investments in the information technology group of industries, the Fund’s performance will be more closely impacted by the performance of a particular market segment than if the Fund was not concentrated in the information technology group of industries. The Fund’s concentration in these investments may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy. A broad downturn in investments tied to this group of industries would have a larger impact on the Fund than on a fund that does not concentrate in such investments. See “Risks of the Information Technology Group of Industries” below.

The Fund’s exposure to a single sector could increase significantly in the event that the fair value of a Direct Investment increases, as determined in accordance with the Valuation Policy (as defined below), which may occur in the context of an initial public offering or other announced capital markets activity or financing activity for a Direct Investment. As a result of such increase in a Direct Investment’s fair value, the Direct Investment may constitute a significant portion of the Fund’s portfolio even though the Fund has not made an additional investment in the Direct Investment. To the extent the Direct Investment is in a sector other than the information technology group of industries, the Fund may be limited in its ability to make additional investments in such sector because the Fund is permitted to concentrate only in the information technology group of industries.

In addition, we may invest in an Investment Fund that concentrates its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Risks of the Information Technology Group of Industries. The investment risks associated with investing in the information technology group of industries include: the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology or competition from more innovative technology; general economic conditions; and government regulation. At times, the performance of investments in the information technology group of industries may lag the performance of investments in other industries or the broader market as a whole.

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies. Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

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have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;
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may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;
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may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;
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generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Investment Fund that has invested in the portfolio company; and
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generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect our investment returns.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt. When we invest, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, we will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under- collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments. We may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Risks Associated with Covenant-Lite Loans. A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). While the Fund does not intend to invest in Covenant-Lite Loans as part of its principal investment strategy, it is possible that such loans may comprise a small portion of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.

Infrastructure Sector Risk. We may invest, directly or indirectly, in infrastructure. Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an Investment Fund’s or Direct Investment’s performance.

Industrials Sector Risk. The Fund’s performance may be closely tied to the performance of industrials issuers and, as a result, may be more volatile than the performance of more broadly diversified funds. Industrial products, services and equipment companies may include manufacturers of aerospace and defense equipment, home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial products, providers of commercial printing services and transportation companies. The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence and product liability claims, legislation, government regulations and spending, import controls, exchange rates, commodity prices, labor relations, world events, general economic conditions, changes in consumer sentiment and other factors. Industrial products, services and equipment companies can be subject to liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

Agriculture and Forestry Sector Risk. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of the Fund or an Investment Fund.

In addition, the forestry and timber industry is highly cyclical and the market value of timber investments is strongly affected by changes in international economic conditions, interest rates, weather cycles, changing demographics, environmental conditions and government regulations, among other factors. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. This industry is also subject to stringent U.S. federal, state and local environmental, health and safety laws and regulations. Significant timber deposits are located in emerging markets countries where corruption and security may raise significant risks.

Financial Institutions Risk. Financial institutions in which the Fund may invest, directly or indirectly, are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds and can fluctuate significantly when interest rates change.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to a Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Real Estate Investments. The Fund may invest, directly or indirectly, in real estate. The decline in the broader credit markets following the market turmoil in 2008 related to the sub-prime mortgage dislocation caused the global financial markets to become more volatile and the United States real estate market was dramatically impacted as a result. Future dislocations in the real estate credit markets with the broad-based stress in the global real estate industry could create a difficult operating environment for owners of real estate in the near term and investors should be aware that the general risks of investing in real estate may be magnified.

Real estate is subject to risks associated with the ownership of real estate, including (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates.

The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular real estate sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods and other factors that impact the transportation sector, such as trade policy.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements. Major governmental policy changes to the U.S. healthcare system could have a material adverse impact on the healthcare industry and the Fund’s real estate and other investments relating to this sector.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Data Centers. Data center properties are subject to the risk of becoming obsolete based upon changing technology and the high investment cost of such assets.

Other factors may contribute to the risk of real estate investments:

Development Issues. Real estate property development creates exposure to risks, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Real estate investments may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the real estate investments could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of real estate investments’ properties and the ability of these investments to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of the real estate investments may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions that directly or indirectly impact the Fund.

Financial Leverage. Real estate investments may be highly leveraged and financial covenants may affect the ability of real estate investments to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate investment may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such real estate investment and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Energy Sector Risk. The Fund’s assets may include energy sector investments, thereby exposing the Fund to risks associated with this sector. Increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Major governmental policy changes could have a material adverse impact on the energy industry and the Fund’s investments relating to this sector. Additionally, the energy sector is a highly regulated industry both domestically and internationally which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of companies in the energy sector include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.

Energy sector investments are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Utilities Sector. The Fund’s assets may include utilities sector investments, thereby exposing the Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation, and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.

Geographic Concentration Risks. Our investments may be concentrated in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment. In addition, our investments will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets. We may invest, directly and indirectly, in companies located in emerging industrialized or less developed countries or that derive their revenues principally from such countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets.

Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject the Fund to risks specific to China. These risks include: (i) the risk of more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non-convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets; (iv) the risk of nationalization or expropriation of assets; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. In addition, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund may invest. As a result of different legal standards, the Fund faces the risk of being unable to enforce its rights with respect to holdings in Chinese securities and the information about the Chinese securities in which the Fund may invest may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which could significantly decrease the liquidity and value of the securities.

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and it can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Currency Risk. Private Market Assets may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Private Market Assets are denominated against the U.S. dollar may result in a decrease in the Fund’s NAV. The Advisers will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Non-U.S. Risk. Certain Private Market Assets may include assets outside of the United States. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.

Additionally, certain Private Market Assets may include or invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied regarding the Private Market Assets may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.

The Fund’s Private Market Assets could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could more significant. Certain of the Private Market Assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments.

This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Similarly, certain armed conflict, territorial disputes, historical animosities, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest, such as the conflict between Israel and Hamas and other militant groups in the Middle East and other related events, could cause significant market disruptions and volatility and disrupt regional trade and supply chains. Such developments could have a negative effect on economic growth and could result in significant disruptions in the securities markets, including securities held by the Fund.

Illiquidity of Private Market Assets. There is no regular market for interest in Private Market Assets, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Manager or portfolio company and could occur at a discount to the stated NAV. If the Advisers determine to cause the Fund to sell its interests in a Venture and Growth Asset, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Investments in Non-Voting Stock; Inability to Vote. Under certain circumstances, the Fund may hold its interests in the Private Market Assets in non-voting form or limit its voting rights to a certain percentage in order to avoid becoming (i) an “affiliated person” of any Private Market Asset within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. In such cases, where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in a Private Market Asset. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote the relevant securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Private Market Asset could be diminished, which may consequently adversely affect the Fund and its Shareholders. Any such waiver arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of a Private Market Asset that the Advisers believe is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Private Market Asset within the meaning of the 1940 Act.

Nature of Portfolio Companies. The Private Market Assets include direct and indirect investments in various companies, ventures and businesses.

This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

High Yield Securities and Distressed Securities. Our Private Market Assets may include investments in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities or “junk bonds”) and may include investments in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by an Investment Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Private Market Assets in non-investment grade securities expose it to a substantial degree of credit risk. Non- investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non- investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non- investment grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund or the Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Certain Private Market Assets may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s or the Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund or the Fund may invest may be non-investment grade (commonly referred to as junk bonds), which may result in the Investment Fund or the Fund experiencing greater risks than it would if investing in higher rated instruments.

Direct Investments. The market for Direct Investments may be very limited and competitive, and the Direct Investments to which the Fund wishes to allocate capital may not be available at any given time. Direct Investments may be heavily negotiated and may create additional transaction costs for the Fund. Direct Investments are more concentrated than investments in Investment Funds, which hold multiple portfolio companies.

Risks Associated with Changes in Reference Rates. Certain of the Fund’s investments, payment obligations and financing terms may be based on floating interest rates, such as the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offer Rate (“EURIBOR”), the Sterling Overnight Interbank Average Rate (“SONIA”), the Secured Overnight Financing Rate (“SOFR”), rates derived from SOFR, such as the SOFR Averages (“SOFR Averages”) published by the Federal Reserve Bank of New York (“FRBNY”), rates determined with reference to markets related to SOFR, such as the CME Term SOFR Rates (“Term SOFR”) published by the CME Group, and other similar types of reference rates (“Reference Rates”).

As a result of supervisory guidance and requirements of law, regulated entities have generally ceased investing in LIBOR contracts. All LIBOR settings have ceased to be published. In April 2023, however, the United Kingdom’s Financial Conduct Authority announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. and any still outstanding instruments or investments using synthetic LIBOR settings were expected to transition to alternative floating rate Reference Rates. On March 15, 2022, the Consolidation Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act (“LIBOR Act”), was signed into law in the United States. This legislation established a uniform benchmark replacement process for certain financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable LIBOR fallback provisions. The legislation also created a safe harbor that shields lenders from litigation if they choose to utilize a replacement rate provided for in the LIBOR Act. Many legacy LIBOR contracts have been transitioned away from LIBOR either as a result of contractual fallbacks, negotiated amendments or as a result of the LIBOR Act. Some legacy contracts continued to use synthetic LIBOR. The discontinuance of synthetic LIBOR may have required the Fund to renegotiate credit agreements that continued to use synthetic LIBOR with the Fund’s portfolio companies, in order to replace synthetic LIBOR with an alternative Reference Rate, which may have an adverse effect on the Fund’s ability to receive attractive returns.

Although the transition process away from LIBOR was increasingly well-defined in advance of LIBOR’s anticipated discontinuation date, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement Reference Rate with respect to LIBOR. With regards to replacement Reference Rates for LIBOR, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced in 2017 its selection of SOFR, which is intended to be a broad measure of secured overnight U.S. Treasury repo rates and certain other related Reference Rates such as the SOFR Averages or Term SOFR, as appropriate replacements for LIBOR. Similarly, bank working groups and regulators in other countries have suggested other alternatives for their markets, including the SONIA in England. No alternative Reference Rate may become generally accepted and regularly implemented in the market in the same way that LIBOR was.

The elimination of a Reference Rate, including LIBOR, or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any securities or payments linked to those Reference Rates. The potential effect of a transition away from any Reference Rate, including LIBOR, on the Fund or the financial instruments in which the Fund may invest may not be able to be determined in advance, but will depend on a variety of factors, including (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new Reference Rates for both legacy and new products and instruments. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or net asset value. The Fund’s business, financial condition and results of operations could be materially adversely impacted by the market transition or reform of certain Reference Rates, including LIBOR. There can be no assurances that the Fund will be able to manage its business in a profitable manner before, during or after any Reference Rate transition, such as the pending transition with respect to LIBOR.

SOFR Risk. SOFR and other related Reference Rates such as SOFR Averages and Term SOFR may perform differently than LIBOR and other Reference Rates. SOFR and related Reference Rates such as SOFR Averages and Term SOFR are fundamentally different from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. LIBOR was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR and related Reference Rates such as SOFR Averages and Term SOFR are largely insensitive the same sort of credit-risk considerations and to short-term interest rate risks. SOFR, for example, is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR has also been more volatile at times compared to other Reference Rates like LIBOR. For these reasons, among others, there is no assurance that SOFR, or related rates such as SOFR Averages and Term SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that such SOFR-based rates will be a suitable substitute for LIBOR. All SOFR-related rates have a limited history, SOFR having been first published in April 2018. The future performance of SOFR, and SOFR-related rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Trade Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, and adversely affect the revenues and profitability of the Private Market Assets in which the Fund invests to the extent that rely on goods imported from such impacted jurisdictions.

There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from outside of the United States.

Force Majeure Risk. Issuers may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Principal Risks Related to Private Market Assets

Valuation of the Fund’s Interests in Investment Funds. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund provides valuations, and issues Shares, on a monthly basis. A large percentage of the securities in which the Fund invests do not have a readily ascertainable market price and are fair valued by the Investment Manager. In this regard, an Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective.

An Investment Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in such an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Investment Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser may determine to discount the value of the interests or value them at zero. The Investment Manager may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value.

Valuations Subject to Adjustment. The Fund determines its month-end NAV based upon the quarterly valuations reported by the Investment Managers typically within 45-60 days of each quarter-end, which may not reflect market or other events occurring subsequent to the quarter-end. The Adviser will fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies and considering all appropriate factors relevant to value and all indicators of value available to the Adviser; however, the determination of fair value involves judgment and there is no guarantee the Adviser will correctly fair value such investments.

Additionally, the valuations reported by Investment Managers may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. The Fund’s NAV reported for regulatory purposes, may differ from the NAV and returns reported for Shareholder transactions, resulting from adjustments made in the preparation of the Fund’s financial statements in accordance with U.S. generally accepted accounting principles required at period end. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. In other words, if the Fund’s NAV is adjusted after Shareholders have received their repurchase proceeds, the adjustment will not, in most cases, result in an adjustment to a Shareholder’s repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount.

Similarly, if the Fund’s NAV is adjusted after a Shareholder purchases Shares, the adjustment generally will not result in an adjustment to the purchase price of the Shares. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, a purchasing Shareholder may be adversely affected by having purchased Shares at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may benefit a purchasing Shareholder who purchased Shares at a NAV lower than the adjusted amount. Furthermore, the Fund’s compliance with the asset diversification tests under the Internal Revenue Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

Valuation Risk. The Fund’s NAV is determined based on the valuation of its underlying investments, many of which do not have readily ascertainable market prices and are valued using fair value methodologies that necessarily involve the exercise of judgment. The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee and any Distribution and Shareholder Servicing Fee, and determination of the price at which the Shares will be offered and at which a tender offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a tender offer and the number of Shares an investor will receive upon investing in the Fund.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s portfolio investments may be made may differ from those in the United States and may not provide the same degree of information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards.

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over- commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. There is a risk that investors exiting a Direct Investment or an Investment Fund through a secondary transaction may possess superior knowledge regarding the value of their investment, and the Fund may pay more for a secondary investment than it would have if it were also privy to such information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a Secondary Investment, the Fund will generally not have the ability to modify or amend such Secondary Investment fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Where the Fund acquires a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Secondary Investment fund and, subsequently, that Secondary Investment fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Secondary Investment fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Secondary Investment fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Additionally, the Fund may acquire interests in Secondary Investments through structured transactions such as CFOs or similar investment vehicles that own existing secondaries and direct investments. These structures may impose additional administrative costs that the Fund would not have incurred had it invested in Secondary Investments directly. Secondary Investments held inside of a CFO may be subject to the risks and benefits of leverage at the CFO level. If the Fund acquires interests in a Secondary Investment fund through a CFO, the Fund may be limited in its ability to enforce its rights against such Secondary Investment fund.

Commitment Strategy. The Fund’s investments in Secondary Investments typically will include an unfunded portion where the Fund commits to invest equity in an Investment Fund in the future, as will the Fund’s investments in Primary Investments. Similarly, the Fund’s Direct Investments may include an unfunded commitment to invest equity in special purpose vehicles or other issuers. These unfunded commitments generally can be drawn at the discretion of the general partner of the Investment Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Investment Funds and special purpose vehicles that acquire Venture and Growth Assets as they come due. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

The Fund will employ an “over-commitment” strategy, which could result in an insufficient cash supply to fund unfunded commitments to the applicable Investment Funds. Such a short fall would have negative impacts on the Fund, including an adverse impact on the Fund’s ability to pay for repurchases of Shares tendered by Shareholders, pay distributions or to meet expenses generally. Moreover, if the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Allocation Risk. StepStone advises clients and sponsors, administers, manages and/or advises traditional and non-traditional investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund (the “Related Funds”). As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.

Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the Sub-Adviser adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.

Subject to applicable law, StepStone will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The Sub-Adviser will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.

The 1940 Act imposes significant limits on co-investments with affiliates of the Fund. The Advisers and the Fund have obtained an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in privately negotiated investments, subject to certain terms and conditions. Additionally, third parties, such as the Investment Managers of Primary Investment funds, may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain Private Market Assets could represent a risk to the Fund’s ability to achieve the desired investment returns. See “Investment Program—StepStone Allocation Policy.”

“J-Curve” Performance Risk. Investment Funds typically exhibit “J-curve” performance, such that an Investment Fund’s NAV typically declines moderately or flattens during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as assets are sold, the Advisers believe that the pattern typically reverses with increasing NAV and distributions. There can be no assurance, however, that any or all of the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

Outstanding Securities

The following table sets forth information about the Fund’s outstanding Shares as of June 30, 2026:

	Amount Authorized	Amount Held by the Fund for its Own Account	Amount Outstanding
Class S Shares	Unlimited	None	58,396,102
Class D Shares	Unlimited	None	250,868
Class I Shares	Unlimited	None	69,265,764

General Economic and Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions. The value of the Fund’s total assets should be expected to fluctuate. To the extent that the Fund’s portfolio is concentrated in securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. A Private Market Asset’s use of leverage is likely to cause the Fund’s average net assets to appreciate or depreciate at a greater rate than if leverage were not used.

An investment in the Fund involves a high degree of risk, including the risk that the Shareholder’s entire investment may be lost. The Fund’s performance depends largely upon the Advisers’ selection of Private Market Assets, the allocation of offering proceeds thereto and the performance of the Private Market Assets. The Fund’s investment activities involve the risks associated with private market investments generally. Risks include adverse changes in national or international economic conditions, adverse local market conditions, the financial conditions of portfolio companies, changes in the availability or terms of financing, changes in interest rates, exchange rates, corporate tax rates and other operating expenses, environmental laws and regulations, and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of certain industries or the availability of purchasers to acquire companies, and dependence on cash flow, as well as acts of God, uninsurable losses, war, terrorism, earthquakes, hurricanes or floods and other factors which are beyond the control of the Fund or the Private Market Assets. Unexpected volatility or lack of liquidity, such as the general market conditions that had prevailed in 2008, could impair the Fund’s profitability or result in its suffering losses.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History. The Fund is a recently formed diversified, closed-end management investment company with limited performance history that Shareholders can use to evaluate the Fund’s investment performance. The operating expenses for a recently formed fund, including start-up costs, which may be significant, may be higher than the expenses of an established fund. In addition, Private Market Assets may, in some cases, be newly organized with limited operating histories upon which to evaluate their performance.

Closed End Fund Illiquidity of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-end Fund; Illiquidity of Shares. The Fund is a diversified, closed-end management investment company and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop in the foreseeable future. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund intends to make quarterly tender offers to repurchase up to 2.5% of its outstanding Shares at NAV, the number of Shares submitted for repurchase in connection with a tender offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares submitted for repurchase in that tender offer will be repurchased. There is no guarantee that the Advisers will seek Board approval of, or that the Board will approve, a tender offer in any given quarter. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.

Availability of Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Investment Opportunities. The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions.

Similarly, identification of attractive investment opportunities by Investment Managers is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Manager, it may not be permitted to take advantage of the opportunity to the fullest extent desired. Other investment vehicles sponsored, managed or advised by the Advisers and their affiliates may seek investment opportunities similar to those the Fund may be seeking. The Advisers will allocate fairly between the Fund and such other investment vehicles any investment opportunities that may be appropriate for the Fund and such other investment vehicles. See “Conflicts of Interest—The Advisers.”

Leverage Utilized by the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Utilized by the Fund. The Fund is currently party to a credit facility and may borrow through other arrangements for a range of purposes up to the Asset Coverage Requirement. The Fund does not currently intend to borrow under the credit facility, but in the future it may use leverage to manage timing issues in connection with the acquisition of its investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Private Market Assets in advance of the Fund’s receipt of proceeds from the realization of other Private Market Assets or additional sales of Shares). The Fund is currently party to the Mizuho Credit Agreement, as amended from time to time, for such purposes. See “Investment Program—Leverage.”

The use of leverage is speculative and involves certain risks. Although leverage will increase the Fund’s investment return if the Fund’s interest in an asset purchased with borrowed funds earns a greater return than the interest expense the Fund pays for the use of those funds, the use of leverage will decrease the return on the Fund if the Fund fails to earn as much on its investment purchased with borrowed funds as it pays for the use of those funds. The use of leverage will in this way magnify the volatility of changes in the value of an investment in the Fund, especially in times of a “credit crunch” or during general market turmoil, such as that experienced during late 2008. The Fund may be required to maintain minimum average balances in connection with its borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, a lender to the Fund may terminate or refuse to renew any credit facility into which the Fund has entered. If the Fund is unable to access additional credit, it may be forced to sell its interests in Investment Funds at inopportune times, which may further depress the returns of the Fund.

The 1940 Act’s Asset Coverage Requirement requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This requirement means that the value of the investment company’s total indebtedness may not exceed one third of the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Tax Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Status. The Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.” As such, the Advisers typically endeavor to limit the Fund’s investments in any one Investment Fund to no more than 25% of the Fund’s gross assets (measured at the time of purchase).

If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions made to Shareholders. In addition, all distributions (including distributions of net capital gain) made to Shareholders generally would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. If before the end of any taxable quarter of its taxable year, the Fund believes that it may fail the asset diversification test, the Fund may seek to take certain actions to avert such a failure. However, the action typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the asset diversification discrepancy) may be difficult for the Fund to pursue because of the limited liquidity of the interests in the Venture and Growth Assets. See “Tax Aspects.”

Incentive Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Incentive Fee Risk. Any Incentive Fee payable by the Fund that relates to an increase in value of the Fund’s investments may be computed and paid on gain or income that is unrealized. If a Fund investment decreases in value, it is possible that the unrealized gain previously included in the calculation of the Incentive Fee will never become realized. The Advisers are not obligated to reimburse the Fund for any part of the Incentive Fee it received that was based on unrealized gain never realized as a result of a sale or other disposition of an asset at a lower valuation in the future, and such circumstances would result in the Fund paying an Incentive Fee on income or gain the Fund never received. In addition, if the Fund’s NAV is adjusted after the Incentive Fee is calculated, the adjustment will not, in most cases, result in an adjustment to the Incentive Fee payable by the Fund.

In addition, the Incentive Fee payable by the Fund to the Advisers may create an incentive for the Advisers to make investments on the Fund’s behalf that are risky or more speculative than would be the case in the absence of such compensation arrangement.

Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments. Private equity is a common term for investments that are typically made in private or public companies through privately negotiated transactions, and generally involve equity-related finance intended to bring about some kind of change in an operating company (e.g., providing growth capital, recapitalizing a company or financing an acquisition). Private equity funds, often organized as limited partnerships, are the most common vehicles for making private equity investments, although the Fund may also invest directly in an operating company as a lead investor or syndicate partner to an Investment Manager. The investments held by Investment Funds and Primary Direct Investments made by the Fund involve the same types of risks associated with an investment in any operating company. However, securities of private equity funds, as well as the underlying companies these funds invest in, tend to be more illiquid, and highly speculative. Private equity has generally been dependent on the availability of debt or equity financing to fund the acquisitions of their investments. Depending on market conditions, however, the availability of such financing may be reduced dramatically, limiting the ability of private equity funds to obtain the required financing or reducing their expected rate of return.

The regulatory environment for private investment funds continues to evolve, and changes in the regulation of private investment funds may adversely affect the value of the Fund’s investments and the ability of the Fund to implement its investment strategy (including the use of leverage). The financial services industry generally and the activities of private investment funds and their investment advisers, in particular, have been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s and/or the Advisers’ legal, compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund and/or the Advisers’ business. There can be no assurances that the Fund or the Advisers will not in the future be subject to regulatory review or discipline. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

Special Situations and Distressed Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situations and Distressed Investments. We may, directly or indirectly, invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that we or an Investment Manager will correctly evaluate the value of the assets securing these debt investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to such companies, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Venture Capital and Growth Equity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Venture Capital and Growth Equity. We invest in venture capital and growth equity. Venture capital is usually classified by investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise developed sufficiently to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses.

Growth equity is usually classified by investments in private companies that have achieved product-market fit but may still need capital to achieve the desired level of scale before having access to the public markets for financing. As a result of the risks associated with advancing the company’s growth plan, investors can expect a higher return than might be available in the public markets, but also need to recognize the business and financial risks that remain in advancing the company’s commercial aspirations.

For both venture capital and growth equity companies, the risks are generally greater than the risks of investing in public companies that may be at a later stage of development.

Risks of Concentration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Concentration. To the extent that the Fund’s portfolio has significant exposure to securities of a single issuer or issuers in a single sector, the risk of any investment decision is increased. The Fund is concentrated (i.e., invests 25% or more of the value of its total assets) in the information technology group of industries, but invests across a number of industry sectors. See “Investment Policies, Practices and Risks—Fundamental Policies” in the SAI for additional information regarding the Fund’s concentration policy. By concentrating the Fund’s investments in the information technology group of industries, the Fund’s performance will be more closely impacted by the performance of a particular market segment than if the Fund was not concentrated in the information technology group of industries. The Fund’s concentration in these investments may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy. A broad downturn in investments tied to this group of industries would have a larger impact on the Fund than on a fund that does not concentrate in such investments. See “Risks of the Information Technology Group of Industries” below.

The Fund’s exposure to a single sector could increase significantly in the event that the fair value of a Direct Investment increases, as determined in accordance with the Valuation Policy (as defined below), which may occur in the context of an initial public offering or other announced capital markets activity or financing activity for a Direct Investment. As a result of such increase in a Direct Investment’s fair value, the Direct Investment may constitute a significant portion of the Fund’s portfolio even though the Fund has not made an additional investment in the Direct Investment. To the extent the Direct Investment is in a sector other than the information technology group of industries, the Fund may be limited in its ability to make additional investments in such sector because the Fund is permitted to concentrate only in the information technology group of industries.

In addition, we may invest in an Investment Fund that concentrates its investments in specific industry sectors. This focus may constrain the liquidity and the number of portfolio companies available for investment by an Investment Fund. In addition, the investments of such an Investment Fund will be disproportionately exposed to the risks associated with the industry sectors of concentration.

Risks of the Information Technology Group of Industries [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of the Information Technology Group of Industries. The investment risks associated with investing in the information technology group of industries include: the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology or competition from more innovative technology; general economic conditions; and government regulation. At times, the performance of investments in the information technology group of industries may lag the performance of investments in other industries or the broader market as a whole.

Investments in the Debt Securities of Small or Middle Market Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Debt Securities of Small or Middle-Market Portfolio Companies. Our investments may consist of loans to small and/or less well-established privately held companies. While smaller private companies may have potential for rapid growth, investments in private companies pose significantly greater risks than investments in public companies. For example, private companies:

•
have reduced access to the capital markets, resulting in diminished capital resources and the ability to withstand financial distress;
•
may have limited financial resources and may be unable to meet their obligations under their debt securities, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of realizing any guarantees that may have obtained in connection with the investment;
•
may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns;
•
generally, are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a portfolio company and, in turn, on the Investment Fund that has invested in the portfolio company; and
•
generally, have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Investments in smaller capitalization companies often involve significantly greater risks than the securities of larger, better-known companies because they may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. The prices of the securities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies, as these securities typically are less liquid, traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. In addition, when selling large positions in small capitalization securities, the seller may have to sell holdings at discounts from quoted prices or may have to make a series of small sales over a period of time.

In addition, investments in private companies tend to be less liquid. The securities of many of the companies in which we invest are not publicly traded or actively traded on the secondary market and are, instead, traded on a privately negotiated over-the-counter secondary market for institutional investors only. Such securities may be subject to legal and other restrictions on resale. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. As a result, the relative lack of liquidity and the potential diminished capital resources of target portfolio companies may affect our investment returns.

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

First Lien Senior Secured Loans, Second Lien Senior Secured Loans and Unitranche Debt. When we invest, directly or indirectly, in first lien senior secured loans, second lien senior secured loans, and unitranche debt of portfolio companies, we will generally seek to take a security interest in the available assets of those portfolio companies, including the equity interests of the portfolio companies’ subsidiaries. There is a risk that the collateral securing these loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. To the extent a debt investment is collateralized by the securities of a portfolio company’s subsidiaries, such securities may lose some or all of their value in the event of the bankruptcy or insolvency of the portfolio company. Also, in some circumstances, the Fund’s lien may be contractually or structurally subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Loans that are under- collateralized involve a greater risk of loss. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should the remedies be enforced. Finally, particularly with respect to a unitranche debt structure, unitranche debt will generally have higher leverage levels than a standard first lien term loan.

Mezzanine Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Investments. We may, directly or indirectly, invest in mezzanine loans. Structurally, mezzanine loans usually rank subordinate in priority of payment to senior debt, such as senior bank debt, and are often unsecured. However, mezzanine loans rank senior to common and preferred equity in a borrower’s capital structure. Mezzanine debt is often used in leveraged buyout and real estate finance transactions. Typically, mezzanine loans have elements of both debt and equity instruments, offering the fixed returns in the form of interest payments associated with senior debt, while providing lenders an opportunity to participate in the capital appreciation of a borrower, if any, through an equity interest. This equity interest typically takes the form of warrants. Due to their higher risk profile and often less restrictive covenants as compared to senior loans, mezzanine loans generally earn a higher return than senior secured loans. The warrants associated with mezzanine loans are typically detachable, which allows lenders to receive repayment of their principal on an agreed amortization schedule while retaining their equity interest in the borrower. Mezzanine loans also may include a “put” feature, which permits the holder to sell its equity interest back to the borrower at a price determined through an agreed-upon formula. Mezzanine investments may be issued with or without registration rights. Similar to other high yield securities, maturities of mezzanine investments are typically seven to ten years, but the expected average life is significantly shorter at three to six years. Mezzanine investments are usually unsecured and subordinate to other debt obligations of an issuer.

Risks Associated with Covenant Lite Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Covenant-Lite Loans. A significant number of leveraged loans in the market may consist of loans that do not contain financial maintenance covenants (“Covenant-Lite Loans”). While the Fund does not intend to invest in Covenant-Lite Loans as part of its principal investment strategy, it is possible that such loans may comprise a small portion of the Fund’s portfolio. Such loans do not require the borrower to maintain debt service or other financial ratios. Ownership of Covenant-Lite Loans may expose the Fund to different risks, including with respect to liquidity, price volatility, ability to restructure loans, credit risks and less protective loan documentation than is the case with loans that also contain financial maintenance covenants.

Infrastructure Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Sector Risk. We may invest, directly or indirectly, in infrastructure. Infrastructure assets may be subject to a variety of risks, not all of which can be foreseen or quantified, including: (i) the burdens of ownership of infrastructure: (ii) local, national and international political and economic conditions; (iii) the supply and demand for services from and access to infrastructure; (iv) the financial condition of users and suppliers of infrastructure assets; (v) changes in interest rates and the availability of funds which may render the purchase, sale or refinancing of infrastructure assets difficult or impracticable; (vi) changes in regulations, planning laws and other governmental rules; (vii) changes in fiscal and monetary policies; (viii) under-insured or uninsurable losses, such as force majeure acts and terrorist events; (ix) reduced investment in public and private infrastructure projects; and (x) other factors which are beyond the reasonable control of the Fund. Many of the foregoing factors could cause fluctuations in usage, expenses and revenues, causing the value of investments to decline and a material adverse effect on an Investment Fund’s or Direct Investment’s performance.

Industrials Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Industrials Sector Risk. The Fund’s performance may be closely tied to the performance of industrials issuers and, as a result, may be more volatile than the performance of more broadly diversified funds. Industrial products, services and equipment companies may include manufacturers of aerospace and defense equipment, home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial products, providers of commercial printing services and transportation companies. The prices of securities in the industrials sector can be volatile and can be impacted significantly by supply and demand for certain products and services, product obsolescence and product liability claims, legislation, government regulations and spending, import controls, exchange rates, commodity prices, labor relations, world events, general economic conditions, changes in consumer sentiment and other factors. Industrial products, services and equipment companies can be subject to liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control. In addition, certain companies in the industrials sector may be cyclical and have occasional sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

Agriculture and Forestry Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Agriculture and Forestry Sector Risk. Investments in agriculture/farmland are subject to various risks, including adverse changes in national or international economic conditions, adverse local market conditions, adverse natural conditions such as storms, floods, drought, windstorms, hail, temperature extremes, frosts, soil erosion, infestations and blights, failure of irrigation or other mechanical systems used to cultivate the land, financial conditions of tenants, marketability of any particular kind of crop that may be influenced, among other things, by changing consumer tastes and preferences, import and export restrictions or tariffs, casualty or condemnation losses, government subsidy or production programs, buyers and sellers of properties, availability of excess supply of property relative to demand, changes in availability of debt financing, changes in interest rates, real estate tax rates and other operating expenses, environmental laws and regulations, governmental regulation of and risks associated with the use of fertilizers, pesticides, herbicides and other chemicals used in commercial agriculture, zoning laws and other governmental rules and fiscal policies, energy prices, changes in the relative popularity of properties, risk due to dependence on cash flow, as well as acts of God, uninsurable losses and other factors which are beyond the control of the Fund or an Investment Fund.

In addition, the forestry and timber industry is highly cyclical and the market value of timber investments is strongly affected by changes in international economic conditions, interest rates, weather cycles, changing demographics, environmental conditions and government regulations, among other factors. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, windstorms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. This industry is also subject to stringent U.S. federal, state and local environmental, health and safety laws and regulations. Significant timber deposits are located in emerging markets countries where corruption and security may raise significant risks.

Financial Institutions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Institutions Risk. Financial institutions in which the Fund may invest, directly or indirectly, are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge. In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution’s control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board. These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution’s ability to make financial commitments such as loans. Profitability of a financial institution is largely dependent upon the availability and cost of the institution’s funds and can fluctuate significantly when interest rates change.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to a Fund and issuers in which it invests. For example, if a bank in which the Fund or issuer has an account fails, any cash or other assets in bank accounts may be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer fails, the issuer could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could cause or intensify an economic recession, increase the costs of banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking industry or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

Real Estate Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investments. The Fund may invest, directly or indirectly, in real estate. The decline in the broader credit markets following the market turmoil in 2008 related to the sub-prime mortgage dislocation caused the global financial markets to become more volatile and the United States real estate market was dramatically impacted as a result. Future dislocations in the real estate credit markets with the broad-based stress in the global real estate industry could create a difficult operating environment for owners of real estate in the near term and investors should be aware that the general risks of investing in real estate may be magnified.

Real estate is subject to risks associated with the ownership of real estate, including (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company’s operations and market value in periods of rising interest rates.

The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.

There are also special risks associated with particular real estate sectors, or real estate operations generally, as described below:

Retail Properties. Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.

Office Properties. Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

Industrial Properties. Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods and other factors that impact the transportation sector, such as trade policy.

Hospitality Properties. The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions. Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.

Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis. The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements. Major governmental policy changes to the U.S. healthcare system could have a material adverse impact on the healthcare industry and the Fund’s real estate and other investments relating to this sector.

Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

Residential Properties. Residential properties can be significantly affected by the national, regional and local real estate markets. This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers. Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.

Shopping Centers. Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants. In some cases, a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights. Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk. They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues. Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.

Self-Storage Properties. The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

Data Centers. Data center properties are subject to the risk of becoming obsolete based upon changing technology and the high investment cost of such assets.

Other factors may contribute to the risk of real estate investments:

Development Issues. Real estate property development creates exposure to risks, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.

Lack of Insurance. Real estate investments may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles. Should any type of uninsured loss occur, the real estate investments could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund’s investment performance.

Dependence on Tenants. The value of real estate investments’ properties and the ability of these investments to make distributions to their shareholders depends upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments. Changes beyond the control of the real estate investments may adversely affect their tenants’ ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions that directly or indirectly impact the Fund.

Financial Leverage. Real estate investments may be highly leveraged and financial covenants may affect the ability of real estate investments to operate effectively.

Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a real estate investment may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property. The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such real estate investment and, as a result, the amount available to make distributions on shares of the Fund could be reduced.

Energy Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy Sector Risk. The Fund’s assets may include energy sector investments, thereby exposing the Fund to risks associated with this sector. Increases or decreases in the commodity supply or demand and resulting changes in pricing related to natural gas, natural gas liquids, crude oil, coal or other energy commodities, may have a significant impact on the assets focused on this sector. Major governmental policy changes could have a material adverse impact on the energy industry and the Fund’s investments relating to this sector. Additionally, the energy sector is a highly regulated industry both domestically and internationally which can also have a material impact on the investments in this sector. Other factors that may adversely affect the value of securities of companies in the energy sector include operational risks, challenges to exploration and production, competition, inability to make accretive acquisitions, significant accident or event that is not fully insured at a company, natural depletion of reserves, and other unforeseen natural disasters.

Energy sector investments are affected by worldwide energy prices and costs related to energy production. These investments may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These investments may also be at risk for increased government regulation and intervention, energy conservation efforts, litigation and negative publicity and perception.

Utilities Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Utilities Sector. The Fund’s assets may include utilities sector investments, thereby exposing the Fund to risks associated with this sector. Rates charged by traditional regulated utility companies are generally subject to review and limitation by governmental regulatory commissions, and the timing of rate changes will adversely affect such companies’ earnings and dividends when costs are rising. Other factors that may adversely affect the value of securities of companies in the utilities sector include interest rate changes, supply and demand fluctuations, technological developments, natural resources conservation, and changes in commodity prices, which may be caused by supply and demand fluctuations or other market forces.

Geographic Concentration Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Concentration Risks. Our investments may be concentrated in specific geographic regions. This focus may constrain the liquidity and the number of portfolio companies available for investment. In addition, our investments will be disproportionately exposed to the risks associated with the region of concentration.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets. We may invest, directly and indirectly, in companies located in emerging industrialized or less developed countries or that derive their revenues principally from such countries. Risks particularly relevant to such emerging markets may include greater dependence on exports and the corresponding importance of international trade, higher risk of inflation, more extensive controls on foreign investment and limitations on repatriation of invested capital, increased likelihood of governmental involvement in, and control over, the economies, decisions by the relevant government to cease its support of economic reform programs or to impose restrictions, and less established laws and regulations regarding fiduciary duties of officers and directors and protection of investors.

China is an emerging market and has demonstrated significantly higher volatility from time to time in comparison to developed markets.

Investments in Chinese securities, including certain Hong Kong-listed and U.S.-listed securities, subject the Fund to risks specific to China. These risks include: (i) the risk of more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in liquidity risk, price volatility, greater market execution risk, and valuation risk; (ii) the risk of currency fluctuations, currency non-convertibility, currency revaluations and other currency exchange rate fluctuations or blockage; (iii) the risk of intervention by the Chinese government in the Chinese securities markets; (iv) the risk of nationalization or expropriation of assets; (v) the risk that the Chinese government may decide not to continue to support economic reform programs; (vi) the risk of limitations on the use of brokers; (vii) the risk of interest rate fluctuations and higher rates of inflation; (viii) the risk that the U.S. government or other governments may sanction Chinese issuers or otherwise prohibit U.S. persons (such as the Fund) from investing in certain Chinese issuers; and (ix) the risk of market volatility caused by any potential regional or territorial conflicts, including military conflicts, or natural or other disasters. Recent developments in relations between the United States and China have heightened concerns of increased tariffs and restrictions on trade between the two countries. It is unclear whether further tariffs and sanctions may be imposed or other escalating actions may be taken in the future, which could negatively impact the Fund. In addition, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund may invest. As a result of different legal standards, the Fund faces the risk of being unable to enforce its rights with respect to holdings in Chinese securities and the information about the Chinese securities in which the Fund may invest may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which could significantly decrease the liquidity and value of the securities.

Technology Sectors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technology Sector. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated.

Financial Sector [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Sector. Financial services companies are subject to extensive governmental regulation that may limit the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability of such companies is generally dependent on the availability and cost of capital, and it can fluctuate as a result of increased competition or changing interest rates. In addition, events in the financial sector over the past several years have resulted in reduced liquidity in credit and a high degree of volatility in the financial markets. This situation has negatively affected many financial services companies, such as by causing such companies’ values to decline.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. Private Market Assets may include direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Private Market Assets are denominated against the U.S. dollar may result in a decrease in the Fund’s NAV. The Advisers will not elect to hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Non US Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Risk. Certain Private Market Assets may include assets outside of the United States. Non-U.S. securities or instruments involve certain factors not typically associated with investing in U.S. securities or instruments, including risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar and the various non-U.S. currencies in which the Fund’s non-U.S. investments are denominated, and costs associated with conversion of investment principal and income from one currency into another; (ii) differences in conventions relating to documentation, settlement, corporate actions, stakeholder rights and other matters; (iii) differences between the U.S. and non-U.S. securities markets, including higher rates of inflation, higher transaction costs and potential price volatility in, and relative illiquidity of, some non-U.S. securities markets; (iv) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less governmental supervision and regulation in some countries; (v) certain economic, social and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital, the risks of political, economic or social instability, including the risk of sovereign defaults, and the possibility of expropriation or confiscatory taxation and adverse economic and political development; (vi) the possible imposition of non-U.S. taxes on income and gains recognized with respect to such securities or instruments; (vii) differing, and potentially less well developed or well-tested laws regarding creditor’s rights (including the rights of secured parties), corporate governance, fiduciary duties and the protection of investors; (viii) difficulty in enforcing contractual obligations; (ix) differences in the legal and regulatory environment or enhanced legal and regulatory compliance; (x) reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; (xi) political hostility to investments by foreign or private investment fund investors; and (xii) less publicly available information.

Additionally, certain Private Market Assets may include or invest in foreign portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied regarding the Private Market Assets may be incomplete, inaccurate and/or significantly delayed. The Fund and the Investment Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.

The Fund’s Private Market Assets could be negatively impacted by the current hostilities in Eastern Europe, including direct and indirect effects on their operations and financial condition. In the event these hostilities escalate, the impact could more significant. Certain of the Private Market Assets in which the Fund may invest may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. In particular, as a result of recent events involving Ukraine and Russia, the United States and other countries have imposed economic sanctions on Russian sovereign debt and on certain Russian individuals, financial institutions, and others. Sanctions could result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. These sanctions could also impair the Fund’s ability to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in companies operating in or having dealings with sanctioned countries, prohibiting the Fund from selling or otherwise transacting in these investments.

This could impact the Fund’s ability to sell securities or other financial instruments as needed to meet shareholder redemptions. The Fund could seek to suspend redemptions in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine the value of its net assets.

Similarly, certain armed conflict, territorial disputes, historical animosities, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest, such as the conflict between Israel and Hamas and other militant groups in the Middle East and other related events, could cause significant market disruptions and volatility and disrupt regional trade and supply chains. Such developments could have a negative effect on economic growth and could result in significant disruptions in the securities markets, including securities held by the Fund.

Illiquidity of Private Market Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquidity of Private Market Assets. There is no regular market for interest in Private Market Assets, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the applicable Investment Manager or portfolio company and could occur at a discount to the stated NAV. If the Advisers determine to cause the Fund to sell its interests in a Venture and Growth Asset, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time.

Investments in Non Voting Stock Inability to Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Stock; Inability to Vote. Under certain circumstances, the Fund may hold its interests in the Private Market Assets in non-voting form or limit its voting rights to a certain percentage in order to avoid becoming (i) an “affiliated person” of any Private Market Asset within the meaning of the 1940 Act and (ii) subject to the 1940 Act limitations and prohibitions on transactions with affiliated persons. In such cases, where only voting securities are available for purchase, the Fund will generally seek to create by contract the same result as owning a non-voting security by agreeing to relinquish or limit the right to vote in respect of its investment. The Fund may irrevocably waive its rights (if any) to vote its interest in a Private Market Asset. The Fund will not receive any consideration in return for entering into a voting waiver arrangement. To the extent that the Fund contractually foregoes the right to vote the relevant securities, the Fund will not be able to vote or may be able to vote only to a limited extent on matters that may be adverse to the Fund’s interests. As a result, the Fund’s influence on a Private Market Asset could be diminished, which may consequently adversely affect the Fund and its Shareholders. Any such waiver arrangement should benefit the Fund, as it will enable the Fund to acquire more interests of a Private Market Asset that the Advisers believe is desirable than the Fund would be able to if it were deemed to be an “affiliate” of the Private Market Asset within the meaning of the 1940 Act.

Nature of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies. The Private Market Assets include direct and indirect investments in various companies, ventures and businesses.

This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history, fully developed product lines, experienced management, or a proven market for their products. The Fund’s investments may also include portfolio companies that are in a state of distress or which have a poor record and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

High Yield Securities and Distressed Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities and Distressed Securities. Our Private Market Assets may include investments in fixed income securities rated investment grade or non-investment grade (commonly referred to as high yield securities or “junk bonds”) and may include investments in unrated fixed income securities. Non-investment grade securities are fixed income securities rated below Baa by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB by Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or if unrated considered by an Investment Manager to be equivalent quality. Non-investment grade debt securities in the lowest rating categories or unrated debt securities determined to be of comparable quality may involve a substantial risk of default or may be in default. Private Market Assets in non-investment grade securities expose it to a substantial degree of credit risk. Non- investment grade securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. Non- investment grade securities are subject to greater risk of loss of income and principal than higher rated securities and may be considered speculative. Non-investment grade securities may experience reduced liquidity, and sudden and substantial decreases in price. An economic downturn affecting an issuer of non- investment grade debt securities may result in an increased incidence of default. In the event of a default, an Investment Fund or the Fund may incur additional expenses to seek recovery. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

Certain Private Market Assets may be in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The characteristics of these companies can cause their securities to be particularly risky, although they also may offer the potential for high returns. These companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. These securities may also present a substantial risk of default. An Investment Fund’s or the Fund’s investment in any instrument is subject to no minimum credit standard and a significant portion of the obligations and preferred stock in which an Investment Fund or the Fund may invest may be non-investment grade (commonly referred to as junk bonds), which may result in the Investment Fund or the Fund experiencing greater risks than it would if investing in higher rated instruments.

Direct Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Investments. The market for Direct Investments may be very limited and competitive, and the Direct Investments to which the Fund wishes to allocate capital may not be available at any given time. Direct Investments may be heavily negotiated and may create additional transaction costs for the Fund. Direct Investments are more concentrated than investments in Investment Funds, which hold multiple portfolio companies.

Risks Associated with Changes in Reference Rates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Changes in Reference Rates. Certain of the Fund’s investments, payment obligations and financing terms may be based on floating interest rates, such as the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offer Rate (“EURIBOR”), the Sterling Overnight Interbank Average Rate (“SONIA”), the Secured Overnight Financing Rate (“SOFR”), rates derived from SOFR, such as the SOFR Averages (“SOFR Averages”) published by the Federal Reserve Bank of New York (“FRBNY”), rates determined with reference to markets related to SOFR, such as the CME Term SOFR Rates (“Term SOFR”) published by the CME Group, and other similar types of reference rates (“Reference Rates”).

As a result of supervisory guidance and requirements of law, regulated entities have generally ceased investing in LIBOR contracts. All LIBOR settings have ceased to be published. In April 2023, however, the United Kingdom’s Financial Conduct Authority announced that some USD LIBOR settings would continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. After September 30, 2024, the remaining synthetic LIBOR settings ceased to be published, and all LIBOR settings have permanently ceased. and any still outstanding instruments or investments using synthetic LIBOR settings were expected to transition to alternative floating rate Reference Rates. On March 15, 2022, the Consolidation Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act (“LIBOR Act”), was signed into law in the United States. This legislation established a uniform benchmark replacement process for certain financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable LIBOR fallback provisions. The legislation also created a safe harbor that shields lenders from litigation if they choose to utilize a replacement rate provided for in the LIBOR Act. Many legacy LIBOR contracts have been transitioned away from LIBOR either as a result of contractual fallbacks, negotiated amendments or as a result of the LIBOR Act. Some legacy contracts continued to use synthetic LIBOR. The discontinuance of synthetic LIBOR may have required the Fund to renegotiate credit agreements that continued to use synthetic LIBOR with the Fund’s portfolio companies, in order to replace synthetic LIBOR with an alternative Reference Rate, which may have an adverse effect on the Fund’s ability to receive attractive returns.

Although the transition process away from LIBOR was increasingly well-defined in advance of LIBOR’s anticipated discontinuation date, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement Reference Rate with respect to LIBOR. With regards to replacement Reference Rates for LIBOR, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced in 2017 its selection of SOFR, which is intended to be a broad measure of secured overnight U.S. Treasury repo rates and certain other related Reference Rates such as the SOFR Averages or Term SOFR, as appropriate replacements for LIBOR. Similarly, bank working groups and regulators in other countries have suggested other alternatives for their markets, including the SONIA in England. No alternative Reference Rate may become generally accepted and regularly implemented in the market in the same way that LIBOR was.

The elimination of a Reference Rate, including LIBOR, or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any securities or payments linked to those Reference Rates. The potential effect of a transition away from any Reference Rate, including LIBOR, on the Fund or the financial instruments in which the Fund may invest may not be able to be determined in advance, but will depend on a variety of factors, including (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new Reference Rates for both legacy and new products and instruments. Any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or net asset value. The Fund’s business, financial condition and results of operations could be materially adversely impacted by the market transition or reform of certain Reference Rates, including LIBOR. There can be no assurances that the Fund will be able to manage its business in a profitable manner before, during or after any Reference Rate transition, such as the pending transition with respect to LIBOR.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk. SOFR and other related Reference Rates such as SOFR Averages and Term SOFR may perform differently than LIBOR and other Reference Rates. SOFR and related Reference Rates such as SOFR Averages and Term SOFR are fundamentally different from LIBOR. LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. LIBOR was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR and related Reference Rates such as SOFR Averages and Term SOFR are largely insensitive the same sort of credit-risk considerations and to short-term interest rate risks. SOFR, for example, is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR has also been more volatile at times compared to other Reference Rates like LIBOR. For these reasons, among others, there is no assurance that SOFR, or related rates such as SOFR Averages and Term SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that such SOFR-based rates will be a suitable substitute for LIBOR. All SOFR-related rates have a limited history, SOFR having been first published in April 2018. The future performance of SOFR, and SOFR-related rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Trade Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trade Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S., including from China, Canada and Mexico. Tariffs on imported goods could further increase costs, decrease margins, and adversely affect the revenues and profitability of the Private Market Assets in which the Fund invests to the extent that rely on goods imported from such impacted jurisdictions.

There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies, could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of companies whose businesses rely on goods imported from outside of the United States.

Force Majeure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Force Majeure Risk. Issuers may be affected by force majeure events (i.e., events beyond the control of the party claiming that the event has occurred, including, without limitation, acts of God, fire, flood, earthquakes, outbreaks of an infectious disease, pandemic or any other serious public health concern, war, terrorism and labor strikes). Some force majeure events may adversely affect the ability of a party (including an issuer or a counterparty to the Fund or an issuer) to perform its obligations until it is able to remedy the force majeure event. In addition, the cost to an issuer or the Fund of repairing or replacing damaged assets resulting from such force majeure event could be considerable. Certain force majeure events (such as war or an outbreak of an infectious disease) could have a broader negative impact on the world economy and international business activity generally, or in any of the countries in which the Fund may invest specifically. Additionally, a major governmental intervention into industry, including the nationalization of an industry or the assertion of control over one or more issuers or its assets, could result in a loss to the Fund, including if its investment in such issuer is canceled, unwound or acquired (which could be without what the Fund considers to be adequate compensation). Any of the foregoing may therefore adversely affect the performance of the Fund and its investments.

Valuation of the Funds Interests in Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in Investment Funds. The Fund is subject to valuation risk, which is the risk that one or more of the securities in which the Fund invests are valued at prices that the Fund is unable to obtain upon sale due to factors such as incomplete data, market instability, human error, or, with respect to securities for which there are no readily available market quotations, the inherent difficulty in determining the fair value of certain types of investments. The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Managers on a quarterly basis. Although such valuations are provided on a quarterly basis, the Fund provides valuations, and issues Shares, on a monthly basis. A large percentage of the securities in which the Fund invests do not have a readily ascertainable market price and are fair valued by the Investment Manager. In this regard, an Investment Manager may face a conflict of interest in valuing the securities, as their value may affect the Investment Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Investment Manager, the accuracy of the valuations provided by the Investment Managers, that the Investment Managers will comply with their own internal policies or procedures for keeping records or making valuations, or that the Investment Managers’ policies and procedures and systems will not change without notice to the Fund. As a result, an Investment Manager’s valuation of the securities may fail to match the amount ultimately realized with respect to the disposition of such securities. Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective.

An Investment Manager’s information could also be inaccurate due to fraudulent activity, mis-valuation or inadvertent error. The Fund may not uncover errors in valuation for a significant period of time, if ever. Even if the Adviser elects to cause the Fund to sell its interests in such an Investment Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Investment Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser may determine to discount the value of the interests or value them at zero. The Investment Manager may, but is not required to, use an independent pricing service or prices provided by dealers to value securities at their market value.

Valuations Subject to Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment. The Fund determines its month-end NAV based upon the quarterly valuations reported by the Investment Managers typically within 45-60 days of each quarter-end, which may not reflect market or other events occurring subsequent to the quarter-end. The Adviser will fair value the Fund’s holdings in Investment Funds to reflect such events, consistent with its valuation policies and considering all appropriate factors relevant to value and all indicators of value available to the Adviser; however, the determination of fair value involves judgment and there is no guarantee the Adviser will correctly fair value such investments.

Additionally, the valuations reported by Investment Managers may be subject to later adjustment or revision. For example, fiscal year-end NAV calculations of the Investment Funds may be revised as a result of audits by their independent auditors. Other adjustments may occur from time to time. The Fund’s NAV reported for regulatory purposes, may differ from the NAV and returns reported for Shareholder transactions, resulting from adjustments made in the preparation of the Fund’s financial statements in accordance with U.S. generally accepted accounting principles required at period end. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, and therefore the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. In other words, if the Fund’s NAV is adjusted after Shareholders have received their repurchase proceeds, the adjustment will not, in most cases, result in an adjustment to a Shareholder’s repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, the remaining outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount.

Similarly, if the Fund’s NAV is adjusted after a Shareholder purchases Shares, the adjustment generally will not result in an adjustment to the purchase price of the Shares. As a result, to the extent that such subsequently adjusted valuations from the Investment Managers or revisions to the NAV of an Investment Fund adversely affect the Fund’s NAV, a purchasing Shareholder may be adversely affected by having purchased Shares at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may benefit a purchasing Shareholder who purchased Shares at a NAV lower than the adjusted amount. Furthermore, the Fund’s compliance with the asset diversification tests under the Internal Revenue Code depends on the fair market values of the Fund’s assets, and, accordingly, a challenge to the valuations ascribed by the Fund could affect its ability to comply with those tests or require it to pay penalty taxes in order to cure a violation thereof.

Valuation Risk. The Fund’s NAV is determined based on the valuation of its underlying investments, many of which do not have readily ascertainable market prices and are valued using fair value methodologies that necessarily involve the exercise of judgment. The Fund’s NAV is a critical component in several operational matters including computation of the Management Fee and any Distribution and Shareholder Servicing Fee, and determination of the price at which the Shares will be offered and at which a tender offer will be made. Consequently, variance in the valuation of the Fund’s investments will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a tender offer and the number of Shares an investor will receive upon investing in the Fund.

The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which the Fund’s portfolio investments may be made may differ from those in the United States and may not provide the same degree of information to investors as would generally apply in the United States. The accounting, auditing and financial reporting standards and practices applicable to foreign companies may be less rigorous, and there may be differences between financial statements prepared in accordance with those accounting standards as compared to financial statements prepared in accordance with international accounting standards.

Termination of the Funds Interest in an Investment Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in an Investment Fund. An Investment Fund may, among other things, terminate the Fund’s interest in that Investment Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Investment Fund or if the continued participation of the Fund in the Investment Fund would have a material adverse effect on the Investment Fund or its assets. The Fund’s over- commitment strategy may increase the risk that the Fund is unable to satisfy a capital call from an Investment Fund.

General Risks of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s Secondary Investments will depend in part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. There is a risk that investors exiting a Direct Investment or an Investment Fund through a secondary transaction may possess superior knowledge regarding the value of their investment, and the Fund may pay more for a secondary investment than it would have if it were also privy to such information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to carve out from such purchases those investments that the Advisers consider (for commercial, tax, legal or other reasons) less attractive. Where the Fund acquires a Secondary Investment, the Fund will generally not have the ability to modify or amend such Secondary Investment fund’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Where the Fund acquires a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Secondary Investment fund and, subsequently, that Secondary Investment fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Secondary Investment fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Secondary Investment fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including, among other things: (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member, and (iv) execution risk.

Additionally, the Fund may acquire interests in Secondary Investments through structured transactions such as CFOs or similar investment vehicles that own existing secondaries and direct investments. These structures may impose additional administrative costs that the Fund would not have incurred had it invested in Secondary Investments directly. Secondary Investments held inside of a CFO may be subject to the risks and benefits of leverage at the CFO level. If the Fund acquires interests in a Secondary Investment fund through a CFO, the Fund may be limited in its ability to enforce its rights against such Secondary Investment fund.

Commitment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commitment Strategy. The Fund’s investments in Secondary Investments typically will include an unfunded portion where the Fund commits to invest equity in an Investment Fund in the future, as will the Fund’s investments in Primary Investments. Similarly, the Fund’s Direct Investments may include an unfunded commitment to invest equity in special purpose vehicles or other issuers. These unfunded commitments generally can be drawn at the discretion of the general partner of the Investment Fund or other issuer subject to certain conditions (e.g., notice provisions). At times, the Fund expects that a significant portion of its assets will be invested in money market funds or other cash items, pending the calling of these unfunded commitments, as part of its risk management process to seek to ensure the Fund will have sufficient cash and cash equivalents to meet its obligations with respect to its unfunded commitments to invest equity in Investment Funds and special purpose vehicles that acquire Venture and Growth Assets as they come due. The overall impact on performance due to holding a portion of the investment portfolio in cash or cash equivalents could be negative.

The Fund will employ an “over-commitment” strategy, which could result in an insufficient cash supply to fund unfunded commitments to the applicable Investment Funds. Such a short fall would have negative impacts on the Fund, including an adverse impact on the Fund’s ability to pay for repurchases of Shares tendered by Shareholders, pay distributions or to meet expenses generally. Moreover, if the Fund defaults on its unfunded commitments or fails to satisfy capital calls in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Investment Fund. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment program, (ii) force the Fund to borrow, indirectly cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Investment Funds (including the complete forfeiture of the Fund’s investment in an Investment Fund), or (iii) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. StepStone advises clients and sponsors, administers, manages and/or advises traditional and non-traditional investment funds and investment programs, accounts and businesses (collectively, together with any new or successor funds, programs, accounts or businesses, the “Related Investment Accounts”). Certain Related Investment Accounts may have investment objectives and/or utilize investment strategies that are similar or comparable to those of the Fund (the “Related Funds”). As a result, certain investments may be appropriate for the Fund and also for other Related Investment Accounts.

Decisions as to the allocation of investment opportunities among the Fund and other Related Investment Accounts present numerous inherent conflicts of interest, particularly where an investment opportunity has limited availability. In order to address these conflicts of interest, the Sub-Adviser adopted allocation policies and procedures that were designed to require that all investment allocation decisions made by the investment team are being made fairly and equitably among Related Investment Accounts over time.

Subject to applicable law, StepStone will allocate opportunities among the Fund and the Related Investment Accounts in its sole discretion. The Sub-Adviser will determine such allocations among its Related Investment Accounts in its sole discretion in accordance with their respective guidelines and based on such factors and considerations as it deems appropriate. Subject to the foregoing and the paragraph below, available capacity with respect to each investment opportunity generally will be allocated among the various Related Investment Accounts for which the investment has been approved pro rata.

The 1940 Act imposes significant limits on co-investments with affiliates of the Fund. The Advisers and the Fund have obtained an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in privately negotiated investments, subject to certain terms and conditions. Additionally, third parties, such as the Investment Managers of Primary Investment funds, may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain Private Market Assets could represent a risk to the Fund’s ability to achieve the desired investment returns. See “Investment Program—StepStone Allocation Policy.”

J Curve Performance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“J-Curve” Performance Risk. Investment Funds typically exhibit “J-curve” performance, such that an Investment Fund’s NAV typically declines moderately or flattens during the early portion of the Investment Fund’s lifecycle as investment-related fees and expenses accrue prior to the realization of investment gains. As the Investment Fund matures and as assets are sold, the Advisers believe that the pattern typically reverses with increasing NAV and distributions. There can be no assurance, however, that any or all of the Investment Funds in which the Fund invests will exhibit this pattern of investment returns.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		128 S Tryon St
Entity Address, Address Line Two		Suite 1600
Entity Address, City or Town		Charlotte
Entity Address, State or Province		NC
Entity Address, Postal Zip Code		28202
Contact Personnel Name		Robert W. Long
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.50%
Interest Expenses on Borrowings [Percent]	[4]	0.00%
Distribution/Servicing Fees [Percent]	[5]	0.85%
Incentive Fees [Percent]	[6]	2.27%
Acquired Fund Fees and Expenses [Percent]	[7]	0.56%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8],[9]	0.22%
Total Annual Expenses [Percent]		5.40%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class S Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			58,396,102
Class S Shares [Member] | SOLD Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 87
Expense Example, Years 1 to 3		190
Expense Example, Years 1 to 5		293
Expense Example, Years 1 to 10		546
Class S Shares [Member] | HELD Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		87
Expense Example, Years 1 to 3		190
Expense Example, Years 1 to 5		293
Expense Example, Years 1 to 10		$ 546
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	1.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.50%
Interest Expenses on Borrowings [Percent]	[4]	0.00%
Distribution/Servicing Fees [Percent]	[5]	0.25%
Incentive Fees [Percent]	[6]	2.27%
Acquired Fund Fees and Expenses [Percent]	[7]	0.56%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8],[9]	0.22%
Total Annual Expenses [Percent]		4.80%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class D Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			250,868
Class D Shares [Member] | SOLD Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 62
Expense Example, Years 1 to 3		157
Expense Example, Years 1 to 5		253
Expense Example, Years 1 to 10		493
Class D Shares [Member] | HELD Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		62
Expense Example, Years 1 to 3		157
Expense Example, Years 1 to 5		253
Expense Example, Years 1 to 10		$ 493
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	1.50%
Interest Expenses on Borrowings [Percent]	[4]	0.00%
Distribution/Servicing Fees [Percent]	[5]	0.00%
Incentive Fees [Percent]	[6]	2.27%
Acquired Fund Fees and Expenses [Percent]	[7]	0.56%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8],[9]	0.22%
Total Annual Expenses [Percent]		4.55%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			69,265,764
Class I Shares [Member] | SOLD Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 46
Expense Example, Years 1 to 3		137
Expense Example, Years 1 to 5		230
Expense Example, Years 1 to 10		465
Class I Shares [Member] | HELD Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		46
Expense Example, Years 1 to 3		137
Expense Example, Years 1 to 5		230
Expense Example, Years 1 to 10		$ 465

[1]	Investors purchasing Class S and Class D Shares may be charged a sales load of up to 3.50%, and up to 1.50% of the investment amount, respectively. The table assumes the maximum sales load is charged. A Selling Agent may, in its discretion, waive all or a portion of the sales load for certain investors. See “Purchases of Shares—Purchase Terms” and “Plan of Distribution.”
[2]	A 2.00% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares (on a “first in-first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board of Trustees determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders. See “Repurchases and Transfers of Shares.”
[3]	The Fund pays the Adviser a Management Fee at an annual rate of 1.50% based on the Fund's NAV, accrued monthly in arrears, at the rate of 0.1250% per month of the value of the Fund's month-end net assets.
[4]	Interest Payments on Borrowed Funds is based on the use of leverage in the form of bank borrowings equal to 0.00% of the Fund’s total net assets and the current annual interest rate on bank borrowings of 6.95%. The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of bank borrowings and variations in market interest rates. Interest expense is required to be treated as an expense of the Fund for accounting purposes. See “Investment Program - Leverage.”
[5]	The Fund has adopted a distribution and shareholder services plan (the “Distribution and Shareholder Services Plan”) and pays the Distribution and Shareholder Servicing Fee under such plan. The maximum annual rates at which the Distribution and Shareholder Servicing Fees may be paid under the Distribution and Shareholder Services Plan (calculated as a percentage of the Fund’s average monthly net assets attributable to each of the Class S Shares and Class D Shares) is 0.85% for Class S Shares and 0.25% for Class D Shares, of which 0.25% is a shareholder servicing fee and the remaining portion, if any, is a distribution fee. Class I Shares are not subject to any distribution and/or shareholder servicing fee under the Distribution and Shareholder Services Plan. See “Plan of Distribution.”
[6]	At the end of each calendar month, the Advisers are entitled to accrue an Incentive Fee in an amount equal to 15% of the excess, if any, of (i) the Net Profits of the Fund for the relevant month over (ii) the then balance, if any, of the Loss Recovery Account. The Incentive Fee is incorporated in the Fund’s monthly NAV and paid annually to the Advisers. The Incentive Fee presented in the table above is an estimate for the current fiscal year based on performance projections which may be subject to change. The actual amount of the Incentive Fee will depend on the Fund's investment performance and may differ materially from the estimate reflected above.
[7]	Shareholders indirectly bear a portion of the fees and expenses incurred by the Investment Funds in which the Fund invests. Some or all of these Investment Funds charge carried interests, incentive fees or allocations based on the investment performance (“Performance Fees”). Such Investment Funds generally charge management fees of 1.50% to 2.50% based on committed capital or net asset value, and approximately 15% - 25% of net profits as Performance Fees. The Acquired Fund Fees and Expenses disclosed above are based on the actual fees and expenses of the Investment Funds in which the Fund was invested for the period ended December 31, 2025, which may change substantially over time, and therefore, significantly affect "Acquired Fund Fees and Expenses". The 0.56% shown as Acquired Fund Fees and Expenses reflects operating expenses of the
Investment Funds (e.g., management, administration and professional fees and other fixed fees and expenses of the Investment Funds), excluding any Performance Fees.

[8]	Includes amounts paid under an administration agreement (the “Administration Agreement”) between the Fund and StepStone Private Wealth as administrator (the “Administrator”). Under the Administration Agreement, the Fund pays SPW an administration fee (the “Administration Fee”) in an amount up to 0.12% on an annualized basis of the Fund’s net assets. From the proceeds of the Administration Fee, the Administrator pays UMB Fund Services, Inc. (the “Sub-Administrator”) a sub-administration fee (the “Sub-Administration Fee”) in an amount up to 0.08% on an annualized basis of the Fund’s net assets, subject to a minimum annual fee. The Sub-Administration Fee is paid pursuant to a sub-administration agreement and a fund accounting agreement each between the Administrator and the Sub-Administrator. The Administration Fee and Sub-Administration Fee are calculated based on the Fund’s month-end net asset value and payable monthly in arrears.
[9]	Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest related credit facility fees (amortization of debt acquisition costs); and expenses relating to the offering and sale of Shares. Other Expenses are based on estimated amounts for the Fund's current fiscal year.